As filed with the Securities and Exchange Commission on March 9, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Updated January 28, 2016

Item 1. Reports to Stockholders.

Annual Report

December 31, 2016

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Fund expenses	6
Fund at a glance	7
Schedule of investments	8
Statement of assets and liabilities	11
Statement of operations	12
Statements of changes in net assets	13
Financial highlights	14
1919 Maryland Tax-Free Income Fund
Fund expenses	23
Fund at a glance	24
Schedule of investments	25
Statement of assets and liabilities	30
Statement of operations	31
Statements of changes in net assets	32
Financial highlights	33
1919 Socially Responsive Balanced Fund
Fund expenses	41
Fund at a glance	42
Schedule of investments	43
Statement of assets and liabilities	50
Statement of operations	51
Statements of changes in net assets	52
Financial highlights	53
Notes to financial statements	57
Report of independent registered public accounting firm	70
Other information	72
Approval of investment advisory agreement	74
Trustee and officer information	77
Privacy notice	81
Directory of funds' service providers	Back Cover

1919 Funds 2016 Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

During 2016, the S&P 500 Index went through two significant declines first at the beginning of the year as global economic uncertainty temporarily increased and then in the middle of the year due to concerns over the Brexit vote. This index's declines were short lived though as positive domestic economic data, rising oil prices, and improving corporate earnings calmed fears. The S&P 500 Financials index was not immune to some uncertainty, including a 17% decline during the second week of February. Financial stocks also recovered quickly aided by positive results from the annual bank stress test by the Fed.

Financial companies generally continued to execute well even in the uncertain economic periods. This was demonstrated in steady bank loan growth, solid credit quality and improving efficiencies that drove faster earnings growth throughout the year. In December, the Fed increased the Fed funds rate for the second time in one year. This benefitted many financial stocks especially those favorably levered to higher short term rates. Potential tax reform, accelerating economic growth and the prospect of regulatory rollback also provide a solid backdrop for many financial companies.

For the twelve months ended December 31, 2016, the 1919 Financial Services Fund Class A returned 26.46%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index returned 11.96% and 22.80% respectively for the same period. The Lipper Financial Services Fund Category average returned 20.46% over the same time frame.

How did we respond to these changing market conditions?

The changes to the Fund's investments were stock specific rather than reacting to the overall market conditions. We initiated a number of small cap and mid cap growth banks based in attractive U.S. geographic areas. We pared back a number of positions due to high valuation including those that had appreciated following takeover announcements.

What were the leading contributors to performance?

Our selection of regional banks, money centers and brokers contributed the most to performance. The top five performing stocks were QCR Holdings, Inc., Comerica Inc., SVB Financial

1919 Funds 2016 Annual Report

1919 Financial Services Fund
Letter to Shareholders (cont'd)

Group, WSFS Financial Corp., and Webster Financial Corp. All five of these companies benefitted from reporting strong loan growth, stable credit quality and improving margins due partially to higher interest rates.

What were the leading detractors to performance?

The five stocks that performed the worst were Simon Property Group, Inc., Invesco Ltd, Crown Castle International Corp., Visa Inc. and Affiliated Managers Group, Inc. Simon Property Group, Crown Castle, and Visa underperformed due to a rotation out of more defensive high quality growth companies such as these into more cyclical and higher beta financials. Asset managers Invesco and Affiliated Managers Group were impacted by uneven fund flows throughout the year.

Thank you for your investment in 1919 Financial Services Fund. As always we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Definitions:

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.

Lipper Financial Services Fund Category — Funds invest primarily in equity securities of companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities/brokerage firms.

Past performance is not a guarantee of future results.

Opinions expressed herein are as of December 31, 2016 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may invest in foreign and emerging market

1919 Funds 2016 Annual Report

securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2016 Annual Report

Fund performance (unaudited)

Value of $10,000 Investment

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 5.75% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any other applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2016 Annual Report

Total Returns as of December 31, 2016

	1 Year	5 Year*	10 Year*	Since Inception**
1919 Financial Services Fund Class A
With Sales Charges†
Class A	19.19%	18.32%	6.26%	N/A
Class C	24.67	18.90	6.16	N/A
Without Sales Charges
Class A	26.46	19.73	6.89	N/A
Class C	25.67	18.90	6.16	N/A
Class I	27.01	20.16	N/A	10.45%
S&P 500 Index(i)	11.96	14.66	6.95	8.25
S&P 500 Financials Index(ii)	22.80	19.47	-0.36	3.68

*  Average annualized returns.

**  The Inception date for Class I shares was March 25, 2008.

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2016, the gross total annual operating expense ratios for Class A, Class C and Class I were 1.45%, 2.22% and 1.20%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 1.45%, 2.13%(iii) and 1.05%(iii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Financial Services Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

(iii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2017.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2016 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2016 and held for the six months ended December 31, 2016. The hypothetical example is based on a six-month period ended December 31, 2016.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	28.25%	$1,000.00	$1,282.50	1.48%	$8.49
Class C	27.80	1,000.00	1,278.00	2.13	12.20
Class I	28.53	1,000.00	1,285.30	1.05	6.03

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,017.70	1.48%	$7.51
Class C	5.00	1000.00	1,014.43	2.13	10.79
Class I	5.00	1000.00	1,019.86	1.05	5.33

1  For the six months ended December 31, 2016.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

1919 Funds 2016 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2016 Annual Report

Schedule of investments

December 31, 2016

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 95.9%
Capital Markets — 5.7%
Affiliated Managers Group Inc.	19,392	$2,817,658	*
Ameriprise Financial Inc.	18,425	2,044,069
Invesco Ltd.	103,000	3,125,020
T. Rowe Price Group Inc.	25,080	1,887,521
Total Capital Markets		9,874,268
Commercial Banks — 54.9%
American River Bankshares	50,945	769,779	*
Bank of America Corp.	180,000	3,978,000
Bank of the Ozarks Inc.	85,698	4,506,858
Banner Corp.	52,142	2,910,045
Berkshire Hills Bancorp Inc.	77,500	2,855,875
Bryn Mawr Bank Corp.	65,000	2,739,750
Centerstate Banks Inc.	107,300	2,700,741
CoBiz Financial Inc.	193,000	3,259,770
Columbia Banking System Inc.	75,000	3,351,000
Comerica Inc.	48,550	3,306,740
Customers Bancorp Inc.	48,000	1,719,360	*
Farmers & Merchants Bank of Long Beach	200	1,365,000
First Connecticut Bancorp Inc.	50,000	1,132,500
First Financial Bancorp	27,000	768,150
First Foundation Inc.	45,000	1,282,500	*
Franklin Financial Network Inc.	15,000	627,750	*
Great Western Bancorp Inc.	20,000	871,800
Heritage Financial Corp.	113,000	2,909,750
Heritage Oaks Bancorp	176,500	2,176,245
JPMorgan Chase & Co.	63,310	5,463,020
MB Financial Inc.	64,000	3,022,720
National Commerce Corp.	35,000	1,300,250	*
Northrim Bancorp Inc.	39,100	1,235,560
Pacific Continental Corp.	155,000	3,386,750
Paragon Commercial Corp.	22,500	983,700
People's Utah Bancorp	75,000	2,013,750
PNC Financial Services Group Inc.	32,000	3,742,720
QCR Holdings Inc.	90,500	3,918,650
Sterling Bancorp	183,200	4,286,880
SVB Financial Group	26,000	4,463,160	*
TCF Financial Corp.	80,000	1,567,200
Texas Capital Bancshares Inc.	35,000	2,744,000	*
Univest Corp. of Pennsylvania	45,126	1,394,393
U.S. Bancorp	60,500	3,107,885

1919 Funds 2016 Annual Report

1919 Financial Services Fund

Security	Shares	Value
Commercial Banks — continued
Webster Financial Corp.	68,895	$3,739,621
Western Alliance Bancorp	50,000	2,435,500	*
Wintrust Financial Corp.	35,000	2,539,950
Total Commercial Banks		94,577,322
Consumer Finance — 2.6%
Discover Financial Services	63,000	4,541,670
Total Consumer Finance		4,541,670
Diversified Financial Services — 4.0%
Charles Schwab Corp.	70,000	2,762,900
Intercontinental Exchange Inc.	71,500	4,034,030
Total Diversified Financial Services		6,796,930
Insurance — 11.5%
American Financial Group Inc.	28,650	2,524,638
AMERISAFE Inc.	25,000	1,558,750
Brown & Brown Inc.	57,000	2,557,020
Chubb Limited	26,500	3,501,180
Hanover Insurance Group Inc.	26,000	2,366,260
James River Group Holdings Ltd	20,000	831,000
Marsh & McLennan Cos Inc.	40,000	2,703,600
MetLife Inc.	71,000	3,826,190
Total Insurance		19,868,638
IT Services — 8.1%
Black Knight Financial Services Inc., Class A Shares	38,000	1,436,400	*
Fidelity National Information Services Inc.	37,000	2,798,680
Fiserv Inc.	24,840	2,639,995	*
Global Payments Inc.	49,699	3,449,608
Visa Inc., Class A Shares	46,400	3,620,128
Total IT Services		13,944,811
Professional Services — 1.6%
Verisk Analytics Inc., Class A Shares	33,500	2,719,195	*
Total Professional Services		2,719,195
Real Estate Investment Trusts (REITs) — 3.0%
Crown Castle International Corp.	26,000	2,256,020
Simon Property Group LP	16,000	2,842,720
Total Real Estate Investment Trusts (REITs)		5,098,740
Thrifts & Mortgage Finance — 4.5%
HomeStreet Inc.	43,000	1,358,800	*
Territorial Bancorp Inc.	65,000	2,134,600
WSFS Financial Corp.	92,803	4,301,419
Total Thrifts & Mortgage Finance		7,794,819
Total Common Stocks (Cost — $101,154,215)		165,216,393

1919 Funds 2016 Annual Report

Schedule of investments (cont'd)

December 31, 2016

1919 Financial Services Fund

Security	Shares	Value
Short-Term Investment — 3.9%
Fidelity Institutional Money Market Fund — Government Portfolio — Class I — 0.392%(a)	6,731,837	$6,731,837
Total Short-Term Investment (Cost — $6,731,837)		6,731,837
Total Investments — 99.8% (Cost — $107,886,052)		171,948,230
Other Assets in Excess of Liabilities — 0.2%		273,856
Total Net Assets — 100.0%		$172,222,086

Notes:

*  Non-income producing security

(a)  The rate is annualized seven-day yield at year end.

1919 Funds 2016 Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

December 31, 2016

Assets:
Investments in securities at value (cost $107,886,052)	$171,948,230
Foreign currency at value (cost $17,785)	17,378
Receivable for Fund shares sold	2,298,444
Dividends and interest receivable	77,243
Prepaid expenses	17,819
Total Assets	174,359,114
Liabilities:
Payable for Fund shares repurchased	194,677
Payable for securities purchased	1,626,895
Investment management fee payable	118,996
Distribution fees payable	99,966
Accrued other expenses	96,494
Total Liabilities	2,137,028
Net Assets	$172,222,086
Components of Net Assets:
Paid-in capital	$108,132,096
Undistributed net investment income	12,811
Accumulated net realized gain on investments	15,863
Net unrealized appreciation (depreceiation) on:
Investments	64,062,178
Foreign currency	(407)
Translation of assets and liabilities denominated in foreign currency	(455)
Net Assets	$172,222,086
Class A:
Net Assets	$92,948,211
Shares Issued and Outstanding	3,923,471
Net Asset Value and Redemption Price	$23.69
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$25.14
Class C:
Net Assets	$37,271,367
Shares Issued and Outstanding	1,689,137
Net Asset Value, Redemption Price* and Offering Price Per Share	$22.07
Class I:
Net Assets	$42,002,508
Shares Issued and Outstanding	1,757,655
Net Asset Value, Redemption Price and Offering Price Per Share	$23.90

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Financial Services Fund

Statement of operations

For the Year Ended December 31, 2016

Investment Income:
Dividend income (Net of foreign tax of $4,013)	$2,291,823
Investment interest income	5,974
Total Investment Income	2,297,797
Expenses:
Investment management fee (Note 3)	972,316
Distribution fees (Note 6)	443,650
Transfer agent fees and expenses (Note 6)	248,337
Administration and fund accounting fees	74,693
Registration fees	55,122
Shareholder reporting fees	33,659
Custody fees	16,829
Audit fees	15,010
Legal fees	13,364
Trustees' fees	10,205
Insurance fees	6,709
Compliance fees	6,179
Miscellaneous	5,144
Total Expenses	1,901,217
Expenses waived by the Adviser	(48,795)
Net Expenses	1,852,422
Net Investment Income	445,375
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	3,344,183
Foreign currency	(1,684)
Net Realized Gain	3,342,499
Net change in unrealized appreciation/depreciation on:
Investments	27,478,269
Foreign currency	188
Translation of assets and liabilities denominated in foreign currency	290
Net Change in Unrealized Appreciation/Depreciation	27,478,747
Net Realized and Unrealized Gain on Investments	30,821,246
Net Increase in Net Assets Resulting from Operations	$31,266,621

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the year ended December 31,	2016	2015
Increase in Net Assets from: Operations:
Net investment income	$445,375	$518,268
Net realized gain	3,342,499	8,169,745
Net change in unrealized appreciation/depreciation	27,478,747	(2,118,144)
Net Increase in Net Assets Resulting From Operations	31,266,621	6,569,869
Distributions to shareholders:
From net investment income
Class A	(248,085)	(314,621)
Class I	(227,989)	(159,013)
From net realized gains:
Class A	(2,396,152)	(4,523,701)
Class C	(1,030,991)	(1,818,266)
Class I	(1,029,848)	(1,533,121)
Total Distributions to Shareholders	(4,933,065)	(8,348,722)
Capital Transactions:
Net proceeds from shares sold	55,991,658	27,660,674
Reinvestment of distributions	4,588,576	7,752,511
Cost of shares repurchased	(36,673,465)	(26,818,264)
Net Increase in Net Assets From Capital Transactions	23,906,769	8,594,921
Total Increase in Net Assets	50,240,325	6,816,068
Net Assets:
Beginning of year	121,981,761	115,165,693
End of year	$172,222,086	$121,981,761
Undistributed net investment income	$12,811	$45,243

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$19.28	$19.40	$18.63	$15.13	$12.47	$12.05
Income from investment operations:
Net investment income[3]	0.08	0.11	0.06	0.05	0.06	0.08
Net realized and unrealized gain on investments	5.02	1.17	1.21	3.47	2.64	0.42
Total income from investment operations	5.10	1.28	1.27	3.52	2.70	0.50
Less distributions:
From net investment income	(0.06)	(0.09)	(0.07)	(0.02)	(0.04)	(0.08)
From net realized gain on investments	(0.63)	(1.31)	(0.43)	—	—	—
Total distributions	(0.69)	(1.40)	(0.50)	(0.02)	(0.04)	(0.08)
Net Asset Value, End of Period	$23.69	$19.28	$19.40	$18.63	$15.13	$12.47
Total return[4]	26.46%	6.53%	6.81%[5]	23.26%	21.68%	4.28%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$92,948	$70,630	$64,795	$77,220	$41,972	$29,082
Ratios to average net assets
Gross expenses	1.46%	1.45%	1.44%[6]	1.46%	1.68%	1.70%
Net Expenses[8]	1.46[9]	1.45	1.44[6,7,9]	1.46[7]	1.50[7,9]	1.50[7,9]
Net investment income	0.43	0.54	0.44[6]	0.27	0.49	0.71
Portfolio turnover rate	8%	20%	11%[5]	14%	14%	15%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  Annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.46%. Prior to November 10, 2014, this limitation was 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted

Class C Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$18.06	$18.30	$17.63	$14.40	$11.92	$11.51
Income from investment operations:
Net investment loss[3]	(0.04)	(0.03)	(0.03)	(0.06)	(0.03)	(0.00)[4]
Net realized and unrealized gain on investments	4.68	1.10	1.14	3.29	2.51	0.41
Total income from investment operations	4.64	1.07	1.11	3.23	2.48	0.41
Less distributions:
From net investment income	—	—	(0.01)	—	—	—
From net realized gain on investments	(0.63)	(1.31)	(0.43)	—	—	—
Total distributions	(0.63)	(1.31)	(0.44)	0.00	0.00	0.00
Net Asset Value, End of Period	$22.07	$18.06	$18.30	$17.63	$14.40	$11.92
Total return[5]	25.67%	5.77%	6.28%[6]	22.43%	20.81%	3.56%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$37,271	$26,919	$25,498	$26,484	$17,173	$16,194
Ratios to average net assets
Gross expenses	2.19%	2.22%	2.14%[9]	2.13%	2.28%	2.30%
Net Expenses[8]	2.13[10]	2.13[10]	2.11[7,9,10]	2.13[7]	2.25[7,10]	2.25[7,10]
Net investment loss	(0.24)	(0.15)	(0.20)[9]	(0.40)	(0.27)	(0.03)
Portfolio turnover rate	8%	20%	11%[6]	14%	14%	15%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.13%. Prior to November 10, 2014, this limitation was 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

9  Annualized.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$19.42	$19.50	$18.71	$15.17	$12.50	$12.07
Income from investment operations:
Net investment income[3]	0.17	0.19	0.12	0.12	0.11	0.11
Net realized and unrealized gain on investments	5.08	1.18	1.21	3.49	2.63	0.42
Total income from investment operations	5.25	1.37	1.33	3.61	2.74	0.53
Less distributions:
From net investment income	(0.14)	(0.14)	(0.11)	(0.07)	(0.07)	(0.10)
From net realized gain on investments	(0.63)	(1.31)	(0.43)	—	—	—
Total distributions	(0.77)	(1.45)	(0.54)	(0.07)	(0.07)	(0.10)
Net Asset Value, End of Period	$23.90	$19.42	$19.50	$18.71	$15.17	$12.50
Total return[4]	27.01%	6.93%	7.10%[5]	23.75%	22.12%	4.58%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$42,003	$24,432	$24,873	$25,360	$14,718	$7,256
Ratios to average net assets
Gross expenses	1.18%	1.20%	1.10%[8]	1.05%	1.21%	1.24%
Net Expenses[7]	1.05[9]	1.05[9]	1.06[6,8,9]	1.05[6]	1.21[6]	1.22[6,9]
Net investment income	0.84	0.93	0.84[8]	0.68	0.81	1.01
Portfolio turnover rate	8%	20%	11%[5]	14%	14%	15%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The impact of compensating balance arrangements, if any, was less than 0.01%.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. Prior to November 10, 2014, this limitation was 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

8  Annualized.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Weakness within the municipal bond market originating in the third quarter morphed into a full meltdown following the U.S. Presidential election. The Barclays Municipal Bond Index, a proxy for the overall investment grade market, collapsed 3.62% in the fourth quarter. The rough showing erased nearly all the previous gains for the year, as the market eked out a 0.25% absolute return over the past twelve months. Due to our continued defensive positioning in anticipation of higher interest rates, the 1919 Maryland Tax-Free Income Fund performed well on a relative basis. The I-shares returned negative 1.58% for the fourth quarter, much better than its Barclays benchmark, and 1.21% ahead of its Lipper peer group. Within its broader Morningstar universe the A-shares finished in the top 2% out of 164 funds for the one year, 38% out of 162 funds for the three year, 38% out of 145 funds for the five year and 23% out of 130 funds for the 10 year in the US Fund Municipal Single State Intermediate category . The A share class had a four star overall Morningstar rating through December 31, 2016 out of 162 US Fund Municipal Single State Intermediate Funds (derived from a weighted average of the Fund's three, five and ten-year risk adjusted return measure, if applicable.), with a risk/return profile of "Low Risk" with "Above Average" returns for the 3- and 5-year periods and "Average Risk" with "Above Average" for the 10-year period.

The late year sell-off among all domestic fixed income markets was driven by numerous issues, most notably a healthy re-pricing of inflation expectations in anticipation of reflationary fiscal policy in a Trump Administration. In recent years fiscal policy's impact on growth was largely absent, leaving the Federal Reserve's extraordinary monetary stimulus as the sole pillar supporting the recovery. This year the economy continued to improve heading into year-end, and with the labor market close to full employment the Fed raised overnight interest rates at their December meeting. More importantly, the Committee upgraded their forecast for further increases in 2017, which was not priced into the market. The combination of tighter than expected monetary policy and aggressive fiscal policy not even contemplated prior to the election was too much for bonds to bear. With yields prior to the election only modestly higher than the all-time lows seen as recent as July in the aftermath of the Brexit vote, a re-pricing was appropriate, and interest rates surged accordingly.

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

The difficult performance was reminiscent of two recent periods of turmoil for municipal bonds. The first was late 2010 when respected equity analyst Meredith Whitney predicted hundreds of billions of dollars of defaults within the municipal market, which caused a brief but extreme period of panic selling. The second period was late 2013 during the "Taper Tantrum", which was driven by then-Fed Chairman Ben Bernanke signaling the Committee may curtail (or specifically, "taper") its bond buying program aimed at keeping interest rates low, which subsequently spooked the bond market. The prevailing "Trump Tantrum" does share a common thread with those two periods in that it is driving outflows from municipal bond mutual funds. Mutual funds are the dominate buyer of long maturity municipals, so forced-selling to meet withdrawals from these entities could pressure the market for some time. For example, during the 2013 debacle, municipal bond funds experienced outflows for 33 consecutive weeks. Thus far in 2016 the funds have experienced eight consecutive weeks of negative flows, so we could be in the early innings of the process.

Concurrent to the trend of ebbing demand, the new supply of tax-free bonds remains strong. According to The Bond Buyer trade magazine, September and October were the heaviest months of issuance in the thirty years of official record keeping, and November and December were also strong. Heavy volume is expected in 2017 as well, primarily to fund the promised infrastructure build-out championed by the Trump Administration. While we expect there will indeed be robust borrowing in the tax-free market to fund these projects, they will not come on line overnight, and many may be funded utilizing tax credits within the private sector or public/private partnerships. It is too early to know for sure, so we will be following the news accordingly. Regardless, with many local government officials sensing borrowing costs are on the rise, we expect municipalities to continue to come to the market, especially considering over 380 national bond measures were approved via referendum during the election.

While the Trump victory was admittedly a surprise to us, we nevertheless were well positioned for this rise in yields with our commitment to a short duration portfolio. The 2010 and 2013 experiences proved to be excellent buying opportunities in hindsight. We expect this will be the case now as well and have started buying longer maturities with yields residing at two year highs. However, we are cognizant of certain risks that did not exist in those prior two episodes and recognize things are different in many ways. For example, the earlier periods were marked by worries about deflation and the Federal Reserve was executing an unprecedented policy of monetary stimulus designed to keep interest rates low. The opposite dynamic exists today, as the current Fed is determined to normalize interest rates in response to a tight labor market and rising inflation pressures. Secondly, a Trump presidency generates extreme uncertainty. In addition to the aforementioned fiscal policy and its impact on issuance, adjustments to marginal tax rates influences demand for tax-free bonds relative to taxable alternatives. A lower marginal rate for individuals reduces the after-tax benefit of a tax-free bond, while a lower corporate tax rate likewise creates diminished demand for crossover buyers like insurance

1919 Funds 2016 Annual Report

companies who shift between taxable and tax-free bonds depending on profitability.

In addition, President Trump is committed to reducing certain deductions to pay for the corresponding decrease in marginal rates. One of these deductions is the 3.8% surcharge on investment income currently used to fund the Affordable Care Act, which itself is at risk of repeal. The surcharge does not apply to municipal interest, so on the margin its elimination is a negative for tax-free bonds. More importantly, however, is the survival of the municipal tax-benefit itself. While we think the tax-favored status of municipal bonds will endure given its beneficial impact on borrowing costs for local government and bipartisan popularity among local government officials, one cannot dismiss the chance for radical change. Easing our worries somewhat is a statement from the U.S. Conference of Mayors following a meeting with Mr. Trump in which they stated he is committed to maintaining the tax exemption. We would rather the statement have come from the President himself, but it is a good place to start. To manage these uncertainties, we will look to buy bonds whose absolute yields look fair in an environment of modestly rising inflation expectations with relative yields that are competitive versus taxable bonds. Many high quality municipals are trading close to parity with Treasuries even prior to the tax adjustment, so we believe there are opportunities and will invest accordingly.

Past performance is not a guarantee of future results.

Opinions expressed herein are as of December 31, 2016 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; Principal loss is possible. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of Maryland issues. The Fund is susceptible to adverse economic, political, tax, or regulatory changes specific to Maryland, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the Federal Alternative minimum tax for certain investors. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Nothing contained in this communication constitutes tax or investment advice.

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

Investors must consult their tax advisor for advice and information concerning their particular situation.

1919 Funds are distributed by Quasar Distributors, LLC.

Bloomberg Barclays Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. One cannot invest in an index.

Duration is a measure of the sensitivity of an asset or portfolio's price to interest rate movements.

Investment grade is a rating that indicates that a municipal or corporate bond has a relatively low risk of default.

Morningstar Percentile Ranking compares a fund's Morningstar risk and return scores with all the funds in the same Category, where 1% = Best and 100% = Worst. Each Morningstar category average represents a universe of funds with similar objectives.

The Morningstar RatingTM for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history, without adjustment for sales load. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar RatingTM for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar RatingTM metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods. The 1919 Maryland Tax Free Income A Share received a 4 star rating out of 162, 145 and 130 US Fund Municipal Singe State Intermediate Funds for the three, five and ten year time periods, respectively. Ratings for other share classes may differ.

The Morningstar Risk Rating is an annualized measure of a fund's downside volatility over a three-, five-, or ten-year period. This is a component of the Morningstar Risk-Adjusted Return. Morningstar Risk is displayed in decimal format. A high number indicates higher risk and low numbers indicate lower risk. In each Morningstar Category, the top 10% of investments earn a High rating, the next 22.5% Above Average, the middle 35% Average, the next 22.5% Below Average, and the bottom 10% Low.

1919 Funds 2016 Annual Report

Fund performance (unaudited)

Value of $10,000 Investment

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any other applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2016 Annual Report

Fund performance (unaudited) (cont'd)

Total Returns as of December 31, 2016

	1 Year	5 Year*	10 Year*	Since Inception**	Since Inception***
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-2.73%	1.46%	3.12%	N/A	N/A
Class C	0.05	1.77	N/A	3.38%	N/A
Without Sales Charges
Class A	1.59	2.35	3.57	N/A	N/A
Class C	1.03	1.77	N/A	3.38	N/A
Class I	1.74	2.51	N/A	N/A	4.01%
Bloomberg Barclays Municipal Bond Index(i)	0.25	3.28	4.25	4.68	4.62

*  Average annualized returns.

**  The Inception date for Class C was February 5, 2009.

***  The Inception date for Class I was July 30, 2008.

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2016, the gross total annual operating expense ratios for Class A, Class C and Class I were 0.93%, 1.52% and 0.89%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Maryland Tax-Free Income Trust. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Barclays Municipal Bond Index.

(ii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2017.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2016 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2016 and held for the six months ended December 31, 2016. The hypothetical example is based on a six-month period ended December 31, 2016.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.98%	$1,000.00	$990.20	0.75%	$3.75
Class C	-1.19	1,000.00	988.10	1.30	6.50
Class I	-0.85	1,000.00	991.50	0.60	3.00

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,021.37	0.75%	$3.81
Class C	5.00	1,000.00	1,018.60	1.30	6.60
Class I	5.00	1,000.00	1,022.12	0.60	3.05

1  For the six months ended December 31, 2016.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

1919 Funds 2016 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2016 Annual Report

Schedule of investments

December 31, 2016

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.8%
Education — 12.2%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/18	$500,000	$509,415
Frostburg State University Project	4.000%	10/1/19	500,000	511,050
Frostburg State University Project	4.000%	10/1/20	500,000	512,020
Salisbury University Project	5.000%	6/1/27	455,000	491,678
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	1,991,662
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	533,095
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,728,895
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,271,100
Johns Hopkins University	0.630%	7/1/36	1,000,000	1,000,000	(c)
Maryland Institute College of Art	5.000%	6/1/36	3,295,000	3,319,614
Maryland Institute College of Art	4.000%	6/1/42	250,000	242,610
Maryland Institute College of Art	5.000%	6/1/42	525,000	527,798
University System of Maryland Revenue Bonds	1.250%	7/1/23	1,750,000	1,745,135	(c)
Total Education				15,384,072
Health Care — 12.0%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/30	495,000	541,842
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,417,475
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,129,691
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,424,140
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,225,568
The Johns Hopkins Hospital Issue(a)	6.886%	7/1/19	2,890,000	2,614,207
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,060,960
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,057,990
University of Maryland Medical System	0.620%	7/1/41	600,000	600,000	(c)
Total Health Care				15,071,873
Housing — 11.3%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,567,738
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,026,140
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	0.660%	9/1/31	1,000,000	1,000,000	(c)

1919 Funds 2016 Annual Report

Schedule of investments (cont'd)

December 31, 2016

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	0.650%	12/1/38	$1,000,000	$1,000,000	(c)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,027,896
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	4,485,000	4,742,349
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,053,350
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	650,000	674,252
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	155,000	155,000
Total Housing				14,246,725
Industrial Revenue — 0.4%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	569,356
Total Industrial Revenue				569,356
Leasing — 1.7%
IDA of Prince George's County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,002,910
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,116,490
Total Leasing				2,119,400
Local General Obligation — 13.5%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,249,038
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,363,040
County of Baltimore, Maryland, COPS	5.000%	10/1/18	3,500,000	3,718,120
County of Montgomery, Maryland	0.620%	6/1/26	2,600,000	2,600,000	(c)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,090,620
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,003,270
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	3.000%	6/1/31	4,000,000	3,958,320
Total Local General Obligation				16,982,408

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Power — 2.0%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	$3,740,000	$2,463,725
Total Power				2,463,725
Pre-Refunded/Escrowed to Maturity (b)— 26.2%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,005,480
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John's College Facility	5.000%	10/1/27	1,135,000	1,167,382
St. John's College Facility	5.000%	10/1/32	1,000,000	1,028,530
St. John's College Facility	5.000%	10/1/36	2,465,000	2,535,326
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,396,562
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	1,485,000	1,568,026
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,019,660
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	5,000,000	5,650,300
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	531,390
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,595,205
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,257,660
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	485,000	506,229
Maryland Institute College of Art	5.000%	6/1/36	1,705,000	1,732,587
Maryland Institute College of Art	5.000%	6/1/42	275,000	279,449
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,520,239
Washington County Hospital Association	5.000%	1/1/17	500,000	500,000
Washington County Hospital Issue	5.250%	1/1/23	500,000	520,250
Washington County Hospital Issue	5.750%	1/1/38	2,000,000	2,090,800
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,047,860
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	16,528
Total Pre-Refunded/Escrowed to Maturity				32,969,463
Special Tax Obligation — 3.8%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/30	3,000,000	3,267,960
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/23	290,000	136,300
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	1,985,000	932,950
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	485,000
Total Special Tax Obligation				4,822,210

1919 Funds 2016 Annual Report

Schedule of investments (cont'd)

December 31, 2016

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 15.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	$1,675,000	$1,821,395
Water Projects, FGIC	5.000%	7/1/24	1,660,000	1,797,730
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	2,515,000	2,639,920
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,039,160
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	2,889,319
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,061,443
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	0.640%	6/1/23	4,500,000	4,500,000	(c)
Total Water & Sewer				19,748,967
Total Investments — 98.8% (Cost — $120,170,533)				124,378,199
Other Assets in Excess of Liabilities — 1.2%				1,536,591
Total Net Assets — 100.0%				$125,914,790

(a)  Zero coupon bond. Rate shown is effective yield of the position.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)  Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM  — Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS  — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

IDA  — Industrial Development Authority

NATL  — National Public Finance Guarantee Corporation — Insured Bonds

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	47.8%
AA/Aa	28.0%
A	11.0%
BBB/Baa	9.9%
CC/Ca	1.3%
CCC/Caa	2.0%
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees   of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple   NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

December 31, 2016

Assets:
Investments in securities at value (cost $120,170,533)	$124,378,199
Cash	526,607
Receivable for Fund shares sold	242,990
Interest receivable	1,725,990
Prepaid expenses	17,393
Total Assets	126,891,179
Liabilities:
Payable for Fund shares repurchased	797,936
Distributions to shareholders	41,144
Investment management fee payable	40,131
Distribution fees payable	30,514
Accrued other expenses	66,664
Total Liabilities	976,389
Net Assets	$125,914,790
Components of Net Assets:
Paid-in capital	$121,803,339
Undistributed net investment income	24,556
Accumulated net realized loss on investments	(120,771)
Net unrealized appreciation on investments	4,207,666
Net Assets	$125,914,790
Class A:
Net Assets	$88,822,667
Shares Issued and Outstanding	5,599,156
Net Asset Value and Redemption Price	$15.86
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.56
Class C:
Net Assets	$21,243,168
Shares Issued and Outstanding	1,339,087
Net Asset Value, Redemption Price* and Offering Price Per Share	$15.86
Class I:
Net Assets	$15,848,955
Shares Issued and Outstanding	998,735
Net Asset Value, Redemption Price and Offering Price Per Share	$15.87

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Year Ended December 31, 2016

Investment Income:
Interest Income	$5,447,006
Total Investment Income	5,447,006
Expenses:
Investment management fee (Note 3)	723,979
Distribution fees (Note 6)	293,739
Transfer agent fees and expenses (Note 6)	131,925
Administration and fund accounting fees	91,196
Registration fees	39,402
Audit fees	19,892
Legal fees	13,362
Shareholder reporting fees	12,926
Trustees' fees	10,203
Insurance fees	7,651
Custody fees	7,256
Compliance Fee	6,357
Miscellaneous	5,454
Total Expenses	1,363,342
Expenses waived by the Adviser	(279,808)
Net Expenses	1,083,534
Net Investment Income	4,363,472
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	275,971
Net Change in Unrealized Appreciation/Depreciation on Invetments	(2,641,836)
Net Realized and Unrealized Loss on Investments	(2,365,865)
Net Increase in Net Assets Resulting from Operations	$1,997,607

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the year ended December 31,	2016	2015
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$4,363,472	$5,164,770
Net realized gain on investments	275,971	368,323
Net change in unrealized appreciation/depreciation on investments	(2,641,836)	(2,938,026)
Net Increase in Net Assets Resulting from Operations	1,997,607	2,595,067
Distributions to shareholders:
From net investment income:
Class A	(3,122,930)	(3,679,262)
Class C	(630,098)	(781,624)
Class I	(610,444)	(703,883)
Total Distributions to Shareholders	(4,363,472)	(5,164,769)
Capital Transactions:
Net proceeds from shares sold	9,596,601	8,285,413
Reinvestment of distributions	3,833,428	4,535,265
Cost of shares repurchased:	(17,071,134)	(29,426,779)
Net Decrease in Net Assets From Capital Transactions	(3,641,105)	(16,606,101)
Total Decrease in Net Assets	(6,006,970)	(19,175,803)
Net Assets:
Beginning of year	131,921,760	151,097,563
End of year	$125,914,790	$131,921,760
Undistributed net investment income	$24,556	$24,554

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82
Income (loss) from investment operations:
Net investment income[3]	0.55	0.61	0.46	0.59	0.57	0.64
Net realized and unrealized gain (loss) on investments	(0.29)	(0.30)	0.14	(0.76)	0.08	1.17
Total income (loss) from investment operations	0.26	0.31	0.60	(0.17)	0.65	1.81
Less distributions:
From net investment income	(0.55)	(0.61)	(0.46)	(0.59)	(0.57)	(0.64)
Total distributions	(0.55)	(0.61)	(0.46)	(0.59)	(0.57)	(0.64)
Net asset value, end of period	$15.86	$16.15	$16.45	$16.31	$17.07	$16.99
Total return[4]	1.59%	1.89%	3.74%[5]	(0.94%)	3.84%	11.63%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$88,823	$93,064	$103,501	$117,797	$150,828	$150,467
Ratios to average net assets
Gross expenses	0.95%	0.93%	0.91%[6]	0.83%	0.85%	0.85%
Net Expenses[7]	0.75	0.75	0.75[6,8]	0.64[8]	0.63[8]	0.64[8]
Net investment income	3.39	3.73	3.75[6]	3.59	3.30	3.88
Portfolio turnover rate	25%	5%	1%[5]	8%	13%	4%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82
Income (loss) from investment operations:
Net investment income[3]	0.46	0.52	0.39	0.49	0.47	0.54
Net realized and unrealized gain (loss) on investments	(0.29)	(0.30)	0.14	(0.76)	0.08	1.17
Total income (loss) from investment operations	0.17	0.22	0.53	(0.27)	0.55	1.71
Less distributions:
From net investment income	(0.46)	(0.52)	(0.39)	(0.49)	(0.47)	(0.54)
Total distributions	(0.46)	(0.52)	(0.39)	(0.49)	(0.47)	(0.54)
Net asset value, end of period	$15.86	$16.15	$16.45	$16.31	$17.07	$16.99
Total return[4]	1.03%	1.34%	3.31%[5]	(1.53)%	3.24%	10.96%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$21,243	$22,144	$26,904	$28,678	$37,692	$33,068
Ratios to average net assets
Gross expenses	1.52%	1.52%	1.48%[6]	1.44%	1.44%	1.45%
Net Expenses[7]	1.30	1.30	1.30[6,8]	1.24[8]	1.21[8]	1.24[8]
Net investment income	2.84	3.18	3.20[6]	2.99	2.71	3.27
Portfolio turnover rate	25%	5%	1%[5]	8%	13%	4%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. Prior to January 1, 2014, the ratio of expenses did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.16	$16.45	$16.31	$17.08	$17.00	$15.82
Income (loss) from investment operations:
Net investment income[3]	0.57	0.63	0.48	0.62	0.60	0.67
Net realized and unrealized gain (loss) on investments	(0.29)	(0.29)	0.14	(0.77)	0.08	1.18
Total income (loss) from investment operations	0.28	0.34	0.62	(0.15)	0.68	1.85
Less distributions:
From net investment income	(0.57)	(0.63)	(0.48)	(0.62)	(0.60)	(0.67)
Total distributions	(0.57)	(0.63)	(0.48)	(0.62)	(0.60)	(0.67)
Net asset value, end of period	$15.87	$16.16	$16.45	$16.31	$17.08	$17.00
Total return[4]	1.74%	2.12%	3.85%[5]	(0.85%)	4.02%	11.90%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$15,849	$16,713	$20,693	$17,624	$23,798	$20,632
Ratios to average net assets
Gross expenses	0.89%	0.89%	0.83%[6]	0.92%	0.79%	0.71%
Net Expenses[7]	0.60	0.60	0.60[6,8]	0.48[8]	0.45[8]	0.45[8]
Net investment income	3.54	3.87	3.90[6]	3.74	3.48	4.04
Portfolio turnover rate	25%	5%	1%[5]	8%	13%	4%

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the annual report on the 1919 Socially Responsive Balanced Fund through December 31, 2016.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Information Technology and Energy sectors and decreased exposure to the Materials and Financials sectors. During the second half of the year we continued to add to our Information Technology exposure. We also increased the Fund's exposure to the Industrials and Real Estate sectors and decreased exposure to the Telecommunication and Utilities sectors.

Throughout the year, we maintained an overweight in the Consumer Discretionary, Industrials and Information Technology sectors and an underweight in the Energy, Telecommunications and Utilities sectors.

In the fixed-income portion of the Fund, we continued to purchase primarily Treasuries and corporates in the 7-10 year area, driven by our pre-election forecast for a flatter curve by year-end. We also took the opportunity to sell 5- and 6-year Treasuries and corporates to reduce the overweight to that part of the curve and raise cash to take advantage of any rate backups. Post-election, we believe the curve will steepen and will be shifting to more of a laddered term structure from the previously employed barbell strategy.

In the equity portion of the Fund, our stock selection in the Financials, Consumer Discretionary, Industrials, Materials and Utilities sectors contributed to relative performance in 2016. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting in the Utilities sectors also enhanced results. On an individual stock basis, the largest contributors to performance for the year were UnitedHealth Group, Quanta Services, Discover Financial Services, American Water Works, and SunTrust Banks.

The leading contributor to performance in the fixed-income portion of the Fund was our overweight allocation to corporate bonds, more specifically to the Industrial sector. The other significant contributor to performance was the underweight to

1919 Funds 2016 Annual Report

Treasuries. On an individual security basis, the largest contributors to return were Norfolk South Corporation 7.25% 2/31, U.S. Treasury 2.625% 8/20, Federal Home Loan Mortgage Corporation 2.375% 1/22, National Rural Utilities Cooperative Finance Corp. 8.0% 3/1/32, and Qualcomm 3.45% 5/25.

In the equity portion of the Fund, our stock selection in the Information Technology, Energy and Consumer Staples sectors detracted from relative results for the year. In terms of sector positioning, our overweighting in the Health Care sector and our underweighting in the Energy and Telecommunication sectors also detracted from performance. On an individual stock basis, the largest detractors from performance were Gilead Sciences, CVS Health, Delta Air Lines, Alexion Pharmaceutical, and LinkedIn.

In the fixed-income portion of the Fund, the leading detractor to performance was our underweight to longer dated maturities in the corporate sector, more specifically to lower rated Industrials. On an individual security basis, the largest detractors from performance were Microsoft Corporation 2.4% 8/8/26, Georgia Power Company (SO) 3.25% 4/1/26, Starbucks Corporation 2.45% 6/15/26, Federal National Mortgage Association 6.25% 5/15/29, and Gilead Sciences Inc. 4.6% 9/1/35.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of December 31, 2016 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (cont'd)

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed-income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2016 Annual Report

Fund performance (unaudited)

Value of $10,000 Investment

(Assumes reinvestment of dividends and capital gains)

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years. Assumes the deduction of the maximum initial sales charge of 5.75% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any other applicable sales charge or redemption fees. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2016 Annual Report

Fund performance (unaudited) (cont'd)

Total Returns as of December 31, 2016

	1 Year	5 Year*	10 Year*	Since Inception**
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	-0.32%	6.68%	4.12%	N/A
Class B	-0.34	6.86	3.75	N/A
Class C	4.04	7.19	4.06	N/A
Without Sales Charges
Class A	5.76	7.95	4.74	N/A
Class B	4.55	6.86	3.75	N/A
Class C	5.02	7.19	4.06	N/A
Class I	6.02	8.24	N/A	5.86%
S&P 500 Index(i)	11.96	14.66	6.95	9.50
Bloomberg Barclays U.S. Aggregate Index(ii)	2.65	2.23	4.34	4.23
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	9.23	10.93	6.43	8.18

*  Average annualized returns

**  The Inception date for Class I shares is July 24, 2008.

†  Class A Shares have a maximum initial sales charge of 5.75%. Class B Shares have a Contingent Deferred Sales Charges (CDSC) of 5.00%, which applies if redemption occurs within 12 months from purchase payment. The CDSC declines by 1.00% per year until no CDSC is incurred. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2016, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I were 1.21%, 1.83%, 2.01% and 1.06%, respectively. The total net annual operating expense ratios for Class A, Class B, Class C and Class I were 1.21%, 1.83%, 1.98%(iv) and 1.00%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Social Awareness Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Barclays Municipal Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2017.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2016 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2016 and held for the six months ended December 31, 2016. The hypothetical example is based on a six-month period ended December 31, 2016.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.62%	$1,000.00	$1,036.20	1.27%	$6.50
Class B	2.84	1,000.00	1,028.40	2.39	12.19
Class C	3.30	1,000.00	1,033.00	1.98	10.12
Class I	3.75	1,000.00	1,037.50	1.00	5.12

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.75	1.27%	$6.44
Class B	5.00	1,000.00	1,013.12	2.39	12.09
Class C	5.00	1,000.00	1,015.18	1.98	10.03
Class I	5.00	1,000.00	1,020.11	1.00	5.08

1  For the six months ended December 31, 2016.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

1919 Funds 2016 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2016 Annual Report

Schedule of investments

December 31, 2016

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 69.9%
Consumer Discretionary — 9.2%
Amazon.com Inc.	970	$727,374	*
BorgWarner Inc.	39,900	1,573,656
Home Depot Inc/The	9,030	1,210,742
O'Reilly Automotive Inc.	6,100	1,698,301	*
Time Warner Inc.	9,220	890,007
TJX Cos Inc.	13,030	978,944
VF Corp.	18,090	965,102
Whirlpool Corp.	8,300	1,508,691
Yum! Brands Inc.	18,695	1,183,954
Total Consumer Discretionary		10,736,771
Consumer Staples — 6.8%
Costco Wholesale Corp.	12,120	1,940,533
CVS Health Corp.	19,280	1,521,385
Estee Lauder Cos. Inc., Class A Shares	23,620	1,806,694
General Mills Inc.	16,370	1,011,175
PepsiCo Inc.	16,015	1,675,649
Total Consumer Staples		7,955,436
Energy — 4.8%
FMC Technologies Inc.	11,750	417,477	*
National Oilwell Varco Inc.	9,520	356,429
Noble Energy Inc.	35,410	1,347,705
Occidental Petroleum Corp.	20,540	1,463,064
Royal Dutch Shell PLC	24,048	1,307,739
Schlumberger Ltd	9,270	778,216
Total Energy		5,670,630
Financials — 11.1%
Crown Castle International Corp.	8,950	776,591
Discover Financial Services	35,000	2,523,150
Invesco Ltd.	59,450	1,803,713
JPMorgan Chase & Co.	22,530	1,944,114
Prologis Inc.	15,840	836,194
Simon Property Group LP	3,910	694,690
SunTrust Banks Inc.	37,890	2,078,266
Texas Capital Bancshares Inc.	8,620	675,808	*
U.S. Bancorp	33,250	1,708,053
Total Financials		13,040,579

1919 Funds 2016 Annual Report

Schedule of investments (cont'd)

December 31, 2016

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Health Care — 10.7%
Alexion Pharmaceuticals Inc.	4,780	$584,833	*
Boston Scientific Corp.	34,820	753,157	*
Celgene Corp.	12,140	1,405,205	*
Chubb Ltd	14,070	1,858,928
CR Bard Inc.	8,630	1,938,816
Gilead Sciences Inc.	9,780	700,346
Regeneron Pharmaceuticals Inc.	1,570	576,331	*
Shire PLC, ADR	5,580	950,721
Thermo Fisher Scientific Inc.	7,940	1,120,334
UnitedHealth Group Inc.	16,310	2,610,252
Total Health Care		12,498,923
Industrials — 8.7%
Danaher Corp.	18,800	1,463,392
Delta Air Lines Inc.	9,870	485,505
Fortive Corp.	27,210	1,459,272
HD Supply Holdings Inc.	30,980	1,316,960	*
Illinois Tool Works Inc.	14,910	1,825,879
Quanta Services Inc.	50,070	1,744,940	*
Union Pacific Corp.	17,540	1,818,547
Total Industrials		10,114,495
Information Technology — 14.8%
Alliance Data Systems Corp.	3,810	870,585
Alphabet Inc., Class A Shares	3,580	2,836,971	*
Analog Devices Inc.	12,890	936,072
Apple Inc.	23,200	2,687,024
Broadcom Ltd	4,700	830,819
Cisco Systems Inc.	28,930	874,264
Cognizant Technology Solutions Corp., Class A Shares	14,620	819,159	*
eBay Inc.	32,810	974,129	*
Facebook Inc.	12,340	1,419,717	*
Intuit Inc.	5,230	599,410
Microsoft Corp.	22,400	1,391,936
PayPal Holdings Inc.	37,030	1,461,574	*
Visa Inc., Class A Shares	20,480	1,597,850
Total Information Technology		17,299,510
Materials — 1.5%
Air Products & Chemicals Inc.	12,254	1,762,370
Total Materials		1,762,370

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Telecommunication Services — 0.8%
AT&T Inc.			21,690	$922,476
Total Telecommunication Services				922,476
Utilities — 1.5%
American Water Works Co. Inc.			25,010	1,809,723
Total Utilities				1,809,723
Total Common Stocks (Cost — $60,380,132)				81,810,913
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	$273,865	$278,076
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	156,286	162,596
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	92,054	96,949
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	18,865	18,972
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	42,796	43,267
Total Collateralized Mortgage Obligations (Cost — $604,069)				599,860
Corporate Bonds — 20.4%
Consumer Discretionary — 2.2%
Comcast Corp.	3.375%	2/15/25	210,000	212,434
Comcast Corp.	5.650%	6/15/35	600,000	718,387
Ford Motor Co.	4.346%	12/8/26	490,000	496,116
Ford Motor Credit Co LLC	8.125%	1/15/20	610,000	703,920
Starbucks Corp.	2.450%	6/15/26	500,000	477,771
Total Consumer Discretionary				2,608,628
Consumer Staples — 1.2%
CVS Health Corp.	3.875%	7/20/25	260,000	268,690
PepsiCo Inc.	5.000%	6/1/18	655,000	688,007
PepsiCo Inc.	3.100%	7/17/22	390,000	400,952
Total Consumer Staples				1,357,649
Energy — 0.9%
ONEOK Partners LP	2.000%	10/1/17	150,000	150,439
Shell International Finance BV	1.303%	9/12/19	350,000	350,241 (a)
Statoil ASA	5.250%	4/15/19	530,000	569,250
Total Energy				1,069,930

1919 Funds 2016 Annual Report

Schedule of investments (cont'd)

December 31, 2016

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 8.4%
Aflac Inc.	4.000%	2/15/22	$400,000	$423,317
Bank of America Corp.	4.183%	11/25/27	525,000	526,392
Bank of Montreal	1.400%	9/11/17	225,000	225,034
Bank of Nova Scotia	2.050%	10/30/18	350,000	351,500
BlackRock Inc.	4.250%	5/24/21	400,000	430,713
Citigroup Inc.	2.074%	8/2/21	485,000	490,516	(a)
Citigroup Inc.	5.500%	9/13/25	325,000	357,802
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	1,000,000	1,075,226
Goldman Sachs Group Inc.	2.006%	11/15/18	450,000	454,402	(a)
Goldman Sachs Group Inc.	2.241%	11/15/21	375,000	377,236	(a)
Goldman Sachs Group Inc.	3.500%	11/16/26	330,000	323,071
Hospitality Properties Trust	4.650%	3/15/24	300,000	299,458
Intercontinental Exchange Inc.	4.000%	10/15/23	300,000	314,667
JPMorgan Chase & Co.	6.000%	1/15/18	200,000	208,657
JPMorgan Chase & Co.	3.900%	7/15/25	175,000	180,139
Morgan Stanley	2.200%	12/7/18	425,000	426,765
Morgan Stanley	5.000%	11/24/25	220,000	235,447
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	540,000	766,814
Simon Property Group LP	4.125%	12/1/21	250,000	266,960
State Street Corp.	3.700%	11/20/23	200,000	208,404
TD Ameritrade Holding Corp.	2.950%	4/1/22	325,000	329,277
Toronto-Dominion Bank	1.450%	9/6/18	400,000	398,152
Toronto-Dominion Bank	1.450%	8/13/19	715,000	704,993
Wells Fargo & Co.	4.600%	4/1/21	380,000	408,562
Total Financials				9,783,504
Health Care — 1.1%
Gilead Sciences Inc.	4.500%	4/1/21	400,000	431,183
Gilead Sciences Inc.	4.600%	9/1/35	320,000	332,517
Medtronic Inc.	4.125%	3/15/21	500,000	531,034
Total Health Care				1,294,734
Industrials — 0.9%
Flowserve Corp.	4.000%	11/15/23	150,000	152,100
Norfolk Southern Corp.	7.250%	2/15/31	650,000	875,334
Total Industrials				1,027,434
Information Technology — 3.6%
Altera Corp.	2.500%	11/15/18	200,000	203,509
Apple Inc.	2.850%	2/23/23	575,000	579,058
Cisco Systems Inc.	2.125%	3/1/19	300,000	304,049

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — continued
eBay Inc.	2.500%	3/9/18	$170,000	$171,542
Intel Corp.	1.350%	12/15/17	350,000	350,575
Intel Corp.	3.700%	7/29/25	275,000	290,369
Microsoft Corp.	3.125%	11/3/25	400,000	404,922
Microsoft Corp.	2.400%	8/8/26	440,000	416,195
Microsoft Corp.	4.200%	11/3/35	400,000	421,736
QUALCOMM Inc.	3.450%	5/20/25	650,000	662,091
Texas Instruments Inc.	1.650%	8/3/19	400,000	399,253
Total Information Technology				4,203,299
Materials — 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	600,000	662,489
Total Materials				662,489
Telecommunication Services — 0.7%
AT&T Inc.	1.600%	2/15/17	190,000	190,056
AT&T Inc.	4.450%	4/1/24	425,000	443,699
Verizon Communications Inc.	2.709%	9/14/18	175,000	178,951	(a)
Total Telecommunication Services				812,706
Utilities — 0.8%
Georgia Power Co.	3.250%	4/1/26	345,000	347,112
Southern Power Co.	1.950%	12/15/19	545,000	540,816
Total Utilities				887,928
Total Corporate Bonds (Cost — $22,911,017)				23,708,301
Mortgage Backed Securities — 1.1%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/19	56,846	58,607
Gold Pool G18082	5.000%	11/1/20	56,947	60,543
Gold Pool G12379	4.500%	6/1/21	63,001	65,845
Gold Pool J04311	6.000%	2/1/22	38,576	40,935
Gold Pool C91417	3.500%	1/1/32	176,438	183,018
Gold Pool A35826	5.000%	7/1/35	100,612	110,102
Gold Pool G08112	6.000%	2/1/36	136,115	155,359
Gold Pool G02564	6.500%	1/1/37	64,578	76,309
Gold Pool G08179	5.500%	2/1/37	57,646	64,328
Gold Pool A65694	6.000%	9/1/37	55,277	63,007
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	27	30
Pool 808156	4.500%	2/1/35	20,891	22,519
Pool 891596	5.500%	6/1/36	1,472	1,644
Pool 190375	5.500%	11/1/36	9,106	10,177

1919 Funds 2016 Annual Report

Schedule of investments (cont'd)

December 31, 2016

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — continued
Pool 916386	6.000%	5/1/37	$54,448	$61,683
Pool 946594	6.000%	9/1/37	63,060	71,407
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/35	217,698	240,554
Gold Pool 003922M	7.000%	11/20/36	29,542	35,014
Total Mortgage Backed Securities (Cost — $1,198,878)				1,321,081
Municipal Bonds — 0.4%
Pennsylvania — 0.4%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	390,000	422,237
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	10,000	11,295	(b)
Total Municipal Bonds (Cost — $403,484)				433,532
U.S. Government & Agency Obligations — 5.5%
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	375,000	395,169
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	245,000	243,665
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	115,000	159,170
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	195,000	258,831
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	422,125
United States Treasury Bonds	7.875%	2/15/21	425,000	527,390
United States Treasury Bonds	7.250%	8/15/22	450,000	574,154
United States Treasury Bonds	7.500%	11/15/24	640,000	880,838
United States Treasury Bonds	7.625%	2/15/25	275,000	383,426
United States Treasury Bonds	6.875%	8/15/25	100,000	135,326
United States Treasury Bonds	6.750%	8/15/26	90,000	123,268
United States Treasury Bonds	6.500%	11/15/26	135,000	182,864
United States Treasury Bonds	3.500%	2/15/39	718,000	785,467
United States Treasury Bonds	4.375%	11/15/39	204,000	251,904
United States Treasury Notes	3.625%	8/15/19	210,000	222,342
United States Treasury Notes	2.625%	8/15/20	900,000	930,744
Total U.S. Government & Agency Obligations (Cost — $6,143,223)				6,476,683
			Shares
Short-Term Investment — 2.0%
Fidelity Institutional Money Market Fund — Government Portfolio — Class I — 0.392%(c)			2,317,294	2,317,294
Total Short-Term Investment (Cost — $2,317,294)				2,317,294
Total Investments — 99.8% (Cost — $93,958,097)				116,667,664
Other Assets in Excess of Liabilities — 0.2%				255,982
Total Net Assets — 100.0%				$116,923,646

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

ADR  — American Depositary Receipts

GO  — General Obligation

PAC  — Planned Amortization Class

PLC  — Public Limited Company

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

December 31, 2016

Assets:
Investments in securities at value (cost $93,958,097)	$116,667,664
Cash	4,794
Receivable for Fund shares sold	565,846
Dividends and interest receivable	398,658
Prepaid expenses	23,761
Total Assets	117,660,723
Liabilities:
Payable for Fund shares repurchased	517,150
Investment management fee payable	43,659
Distribution fees payable	50,885
Accrued other expenses	125,383
Total Liabilities	737,077
Net Assets	$116,923,646
Components of Net Assets:
Paid-in capital	$93,528,312
Undistributed net investment income	11,027
Accumulated net realized gain on investments	674,740
Net unrealized appreciation on investments	22,709,567
Net Assets	$116,923,646
Class A:
Net Assets	$97,110,206
Issued and Outstanding	5,924,661
Net Asset Value, Redemption Price and Offering Price Per Share	$16.39
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$17.39
Class B:^
Net Assets	$1,494,140
Issued and Outstanding	93,175
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.04
Class C:
Net Assets	$12,358,711
Issued and Outstanding	745,894
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.57
Class I:
Net Assets	$5,960,589
Issued and Outstanding	364,242
Net Asset Value, Redemption Price and Offering Price Per Share	$16.36

^  Class B Shares are no longer offered for new purchase. Class B shares are unavailable for reinvestment and incoming exchanges.

*  Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Year Ended December 31, 2016

Investment Income:
Dividend income (Net of foreign tax of $6,292)	$1,257,862
Interest income	1,043,757
Total Investment Income	2,301,619
Expenses:
Investment management fee (Note 3)	765,744
Distribution fees (Note 6)	394,530
Transfer agent fees and expenses (Note 6)	314,415
Administration and fund accounting fees	98,499
Registration fees	51,010
Shareholder reporting fees	21,940
Audit fees	17,001
Legal fees	13,362
Trustees' fees	10,205
Custody fees	8,264
Insurance fees	7,069
Miscellaneous	6,551
Compliance Fee	6,181
Total Expenses	1,714,771
Expenses waived by the Adviser	(105,729)
Net Expenses	1,609,042
Net Investment Income	692,577
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	6,502,335
Net Change in Unrealized Appreciation/Depreciation on Investments	(734,063)
Net realized and unrealized gain on investments	5,768,272
Net Increase in Net Assets Resulting from Operations	$6,460,849

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the year ended December 31,	2016	2015
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$692,577	$732,618
Net realized gain on investments	6,502,335	9,752,433
Net change in unrealized appreciation/depreciation on investments	(734,063)	(13,249,128)
Net increase (decrease) in net assets resulting from operations	6,460,849	(2,764,077)
Distributions to shareholders:
From net investment income:
Class A	(653,273)	(741,346)
Class B	(386)	(2,778)
Class C	(1,189)	(1,972)
Class I	(50,860)	(41,972)
From net realized gains:
Class A	(6,182,400)	(7,584,385)
Class B	(96,675)	(185,593)
Class C	(782,553)	(998,009)
Class I	(360,192)	(383,260)
Total distributions to shareholders	(8,127,528)	(9,939,315)
Capital Transactions:
Net proceeds from shares sold	7,784,804	8,229,341
Reinvestment of distributions	7,739,441	9,452,895
Cost of shares repurchased	(20,100,156)	(19,215,718)
Net decrease in net assets from capital transactions	(4,575,911)	(1,533,482)
Total Decrease in Net Assets	(6,242,590)	(14,236,874)
Net Assets:
Beginning of year	123,166,236	137,403,110
End of year	$116,923,646	$123,166,236
Undistributed/(Accumulated) net investment income/loss	$11,027	$(25,862)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.65	$18.49	$19.17	$18.54	$17.12	$16.98
Income (loss) from investment operations:
Net investment income[3]	0.11	0.12	0.12	0.11	0.14	0.14
Net realized and unrealized gain (loss) on investments	0.85	(0.50)	2.00	2.15	1.44	0.15
Total income (loss) from investment operations	0.96	(0.38)	2.12	2.26	1.58	0.29
Less distributions:
From net investment income	(0.11)	(0.13)	(0.12)	(0.12)	(0.16)	(0.15)
From net realized gain on investments	(1.11)	(1.33)	(2.68)	(1.51)	—	—
Total distributions	(1.22)	(1.46)	(2.80)	(1.63)	(0.16)	(0.15)
Net asset value, end of period	$16.39	$16.65	$18.49	$19.17	$18.54	$17.12
Total return[4]	5.76%	(2.08%)	10.98%[5]	12.31%	9.25%	1.75%[6]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$97,110	$102,033	$114,507	$121,901	$121,927	$124,660
Ratios to average net assets Gross expenses	1.36%	1.21%	1.23%[7]	1.27%	1.30%	1.30%
Net Expenses	1.27[8]	1.21	1.23[7,9]	1.27[9]	1.30[9]	1.30[9]
Net investment income	0.66	0.65	0.54[7]	0.59	0.76	0.83
Portfolio turnover rate	32%	26%	23%[5]	22%	26%	29%

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.69% for the year ended January 31, 2012.

7  Annualized.

8  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.27%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class B Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.40	$18.23	$19.03	$18.51	$17.13	$17.01
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.08)	0.00[4]	(0.12)	(0.10)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	0.83	(0.48)	2.00	2.13	1.44	0.16
Total income (loss) from investment operations	0.75	(0.48)	1.88	2.03	1.38	0.12
Less distributions:
From net investment income	—	(0.02)	(0.00)[4]	—	—	(0.00)[4]
From net realized gain on investments	(1.11)	(1.33)	(2.68)	(1.51)	—	—
Total distributions	(1.11)	(1.35)	(2.68)	(1.51)	0.00	0.00[4]
Net asset value, end of period	$16.04	$16.40	$18.23	$19.03	$18.51	$17.13
Total return[5]	4.55%	(2.69%)	9.84%[6]	11.03%	8.06%	0.72%[7]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$1,494	$2,468	$3,942	$6,433	$8,433	$10,855
Ratios to average net assets Gross expenses	2.61%	1.83%	2.43%[8]	2.39%	2.41%	2.35%
Net Expenses	2.39[9]	1.83[9]	2.43[8,10]	2.39[10]	2.41[10]	2.35[10]
Net investment income (loss)	(0.45)	0.02	(0.66)[8]	(0.53)	(0.34)	(0.23)
Portfolio turnover rate	32%	26%	23%[6]	22%	26%	29%

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.60% for the year ended January 31, 2012.

8  Annualized

9  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 2.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.83	$18.69	$19.36	$18.73	$17.30	$17.15
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	(0.02)	(0.03)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.86	(0.51)	2.05	2.16	1.45	0.16
Total Income (loss) from Investment Operations	0.85	(0.53)	2.02	2.14	1.47	0.19
Less distributions:
From net investment income	—	(0.00)[4]	(0.01)	(0.00)[4]	(0.04)	(0.04)
From net realized gain on investments	(1.11)	(1.33)	(2.68)	(1.51)	—	—
Total distributions	(1.11)	(1.33)	(2.69)	(1.51)	(0.04)	(0.04)
Net asset value, end of period	$16.57	$16.83	$18.69	$19.36	$18.73	$17.30
Total return[5]	5.02%	(2.82%)	10.30%[6]	11.51%	8.50%	1.09%[7]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$12,359	$13,458	$14,952	$12,122	$10,635	$10,003
Ratios to average net assets Gross expenses	2.04%	2.01%	1.93%[8]	1.98%	1.98%	1.96%
Net Expenses	1.98[10]	1.98[10]	1.92[8,9,10]	1.98[9]	1.98[9]	1.96[9]
Net investment income (loss)	(0.05)	(0.11)	(0.15)[8]	(0.12)	0.09	0.17
Portfolio turnover rate	32%	26%	23%[6]	22%	26%	29%

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized.

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.04% for the year ended January 31, 2012.

8  Annualized.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

10  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.98%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2016	2015	2014[1]	2014[2]	2013[2]	2012[2]
Net asset value, beginning of period	$16.63	$18.47	$19.15	$18.54	$17.12	$16.99
Income (loss) from investment operations:
Net investment income[3]	0.16	0.16	0.18	0.17	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.84	(0.50)	1.99	2.14	1.44	0.14
Total income (loss) from investment operations	1.00	(0.34)	2.17	2.31	1.63	0.33
Less distributions:
From net investment income	(0.16)	(0.17)	(0.17)	(0.19)	(0.21)	(0.20)
From net realized gain on investments	(1.11)	(1.33)	(2.68)	(1.51)	—	—
Total distributions	(1.27)	(1.50)	(2.85)	(1.70)	(0.21)	(0.20)
Net asset value, end of period	$16.36	$16.63	$18.47	$19.15	$18.54	$17.12
Total return[4]	6.02%	(1.89%)	11.31%[5]	12.61%	9.60%	1.99%[6]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$5,961	$5,207	$4,002	$4,588	$1,642	$994
Ratios to average net assets Gross expenses	1.06%	1.06%	1.02%[7]	1.07%	1.05%	1.16%
Net Expenses[9]	1.00	1.00	0.97[7,8]	1.00[8]	1.00[8]	1.00[8]
Net investment income	0.94	0.87	0.81[7]	0.85	1.07	1.12
Portfolio turnover rate	32%	26%	23%[5]	22%	26%	29%

1  For the period ended January 31, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.93% for the year ended January 31, 2012.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Maryland Tax-Free Fund are registered as non-diversified investment series; the Socially Responsive Fund is registered as a diversified series.

The Funds were converted to the Trust on November 10, 2014, and were previously organized in the Legg Mason Partners Equity Trust as the Legg Mason Investment Counsel ("LMIC") Financial Services Fund and LMIC Social Awareness Fund, and in the Legg Mason Tax-Free Income Fund as the LMIC Maryland Tax-Free Income Trust (the "Predecessor Funds"). Concurrent with the reorganization into the Trust, the Board of Trustees (the "Board") of the Trust elected to change the fiscal year end for each of the Funds to December 31.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2016 Annual Report

Notes to financial statements (cont'd)

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$163,851,393	$1,365,000	$—	$165,216,393
Total long-term investments	$163,851,393	$1,365,000	$—	$165,216,393
Short-term investment	$6,731,837	$—	$—	$6,731,837
Total investments	$170,583,230	$1,365,000	$—	$171,948,230

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$124,378,199	$—	$124,378,199
Total investments	$—	$124,378,199	$—	$124,378,199

SOCIALLY RESPONSIVE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$81,810,913	$—	$—	$81,810,913
Collateralized Mortgage Obligations	—	599,860	—	599,860
Corporate Bonds	—	23,708,301	—	23,708,301
Mortgage Backed Securities	—	1,321,081	—	1,321,081
Municipal Bonds	—	433,532	—	433,532
U.S. Government & Agency Obligations	—	6,476,683	—	6,476,683
Total long-term investments	$81,810,913	$32,539,457	$—	$114,350,370
Short-term investment	$2,317,294	$—	$—	$2,317,294
Total investments	$84,128,207	$32,539,457	$—	$116,667,664

*  See Schedule of Investments for additional detailed categorizations.

1919 Funds 2016 Annual Report

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at year end. There were no Level 3 securities held at year end.

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2016 the Financial Services Fund held foreign currency.

(c) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

1919 Funds 2016 Annual Report

Notes to financial statements (cont'd)

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(e) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income and of net realized gains, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis, and distributions of realized gains, if any, are declared annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

1919 Funds 2016 Annual Report

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Predecessor Funds had an arrangement with their custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned by the Predecessor Funds' cash on deposit with the bank.

(j) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of December 31, 2016, open tax years for the Financial Services Fund and Maryland Fund include the tax year ended March 31, 2014, tax period from April 1, 2014 to December 31, 2014, year ended December 31, 2015, and the year ended December 31, 2016.

As of December 31, 2016, open tax years for the Socially Responsive Fund include the tax year ended January 1, 2014, tax period from February 1 to December 31, 2014, year ended December 31, 2015, and the year ended December 31, 2016. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

1919 Funds 2016 Annual Report

Notes to financial statements (cont'd)

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that total annual operating expenses do not exceed the levels set forth below. This expense limitation arrangement cannot be terminated prior to December 31, 2017, without the Board's consent.

Fund	Class A	Class B	Class C	Class I
Financial Services Fund	1.46%	N/A	2.13%	1.05%
Maryland Fund	0.75%	N/A	1.30%	0.60%
Socially Responsive Fund	1.27%	2.39%	1.98%	1.00%

These arrangements are expected to continue until December 31, 2017, and may not be terminated or amended prior to that date by agreement of the Adviser and the Board. After that date, the arrangements may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. For the Financial Services Fund and the Socially Responsive Fund, the Adviser may request recoupment for management fee waivers and Fund expense payments during the same fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. For the Maryland Fund, the Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board. The amounts waived are detailed on each Fund's Statement of Operations.

For Maryland Fund, the adviser may recoup a portion of the following amounts no later than December 31 of the year stated below:

2017:	$42,474
2018:	286,750
2019:	279,808
$609,032

1919 Funds 2016 Annual Report

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. Each Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum and $10,000 for each share class in excess of two, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

Quasar Distributors, LLC ("Quasar") acts as the principal underwriter in a continuous offering of the Funds' shares.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. Class B shares of the Socially Responsive Fund have a CDSC if redeemed within five years of purchase, initially at 5.00% and declining 1.00% annually until the five-year period is complete. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

For the year ended December 31, 2016, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the year ended December 31, 2016, CDSCs paid to Quasar were:

CDSCs	Class A	Class B	Class C
Financial Services Fund	N/A	N/A	$4,099
Maryland Fund	N/A	N/A	$2,308
Socially Responsive Fund	N/A	$837	$2,419

1919 Funds 2016 Annual Report

Notes to financial statements (cont'd)

Note 4. Investments transactions

During the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$27,996,793	—
Sales	$9,391,272	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$32,165,164	—
Sales	$35,077,918	—

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$36,476,099	$569,631
Sales	$42,812,106	$4,939,295

Note 5. Income tax information and distributions to shareholders

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$107,886,052	$120,209,082	$94,100,413
Gross tax unrealized appreciation	64,941,624	7,600,993	25,106,480
Gross tax unrealized depreciation	(879,446)	(3,431,876)	(2,539,229)
Net tax unrealized appreciation on investment	64,062,178	4,169,117	22,567,251
Undistributed ordinary income	42,172	—	42,199
Undistributed tax-exempt income	—	128,979	—
Undistributed long-term capital gains	15,863	—	811,660
Capital loss carryforwards	—	(120,771)	—
Other book/tax temporary differences	(30,223)	(65,874)	(25,776)
Total accumulated earnings	$64,089,990	$4,111,451	$23,395,334

1919 Funds 2016 Annual Report

The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Year Ended December 31, 2016	Year Ended December 31, 2015
Distribution Paid From:
Ordinary Income	$476,145	$482,912
Net Long Term Capital Gains	4,456,920	7,865,810

MARYLAND FUND

	Year Ended December 31, 2016	Year Ended December 31, 2015
Distribution Paid From:
Tax Exempt Income	$4,250,382	$4,995,289
Ordinary Income	120,263	186,280

SOCIALLY RESPONSIVE FUND

	Year Ended December 31, 2016	Year Ended December 31, 2015
Distribution Paid From:
Ordinary Income	$1,076,188	$788,068
Net Long Term Capital Gains	7,051,340	9,151,247

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of paydown gains and losses on mortgage and asset-backed securities, foreign currency gains and losses, and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Financial Services Fund	$(1,733)	$1,733	$—
Maryland Fund	2	235,583	(235,585)
Socially Responsive Fund	50,020	(50,020)	—

As of December 31, 2016, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes,

1919 Funds 2016 Annual Report

Notes to financial statements (cont'd)

to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2016, the Funds did not defer, on a tax basis, post-October losses.

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	$—	$120,771	$—

During the tax period ended December 31, 2016, the Maryland Fund utilized $396,742 of its CLCF to offset taxable gains.

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable), and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
Maryland Fund	0.15%	N/A	N/A	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the year ended December 31, 2016, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	December 31, 2016
	Distribution Fees	Transfer Agent Fees
Class A	$173,411	$150,173
Class C	270,239	52,435
Class I	—	45,729
Total	$443,650	$248,337

MARYLAND FUND

	December 31, 2016
	Distribution Fees	Transfer Agent Fees
Class A	$138,221	$78,697
Class C	155,518	23,273
Class I	—	29,955
Total	$293,739	$131,925

1919 Funds 2016 Annual Report

SOCIALLY RESPONSIVE FUND

	December 31, 2016
	Distribution Fees	Transfer Agent Fees
Class A	$247,452	$263,464
Class B	19,305	14,700
Class C	127,773	25,031
Class I	—	11,220
Total	$394,530	$314,415

Note 7. Shares of beneficial interest

At December 31, 2016, the Funds had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

FINANCIAL SERVICES FUND

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,115,979	$23,518,763	939,414	$18,987,754
Shares issued on reinvestment	103,042	2,450,149	233,913	4,544,928
Shares repurchased	(959,138)	(18,506,756)	(848,832)	(16,604,203)
Net increase (decrease)	259,883	$7,462,156	324,495	$6,928,479
Class C
Shares sold	448,785	$8,947,276	184,570	$3,456,531
Shares issued on reinvestment	44,079	976,342	92,820	1,690,256
Shares repurchased	(293,996)	(5,498,455)	(180,243)	(3,316,954)
Net increase	198,868	$4,425,163	97,147	$1,829,833
Class I
Shares sold	1,102,253	$23,525,619	258,349	$5,216,389
Shares issued on reinvestment	48,441	1,162,085	77,493	1,517,327
Shares repurchased	(651,139)	(12,668,254)	(353,195)	(6,897,107)
Net increase (decrease)	499,555	$12,019,450	(17,353)	$(163,391)

1919 Funds 2016 Annual Report

Notes to financial statements (cont'd)

MARYLAND FUND

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	254,359	$4,118,698	166,454	$2,719,214
Shares issued on reinvestment	173,477	2,803,443	205,219	3,338,962
Shares repurchased	(589,595)	(9,520,679)	(903,135)	(14,692,571)
Net decrease	(161,759)	$(2,598,538)	(531,462)	$(8,634,395)
Class C
Shares sold	147,415	$2,385,426	40,660	$662,150
Shares issued on reinvestment	33,023	533,638	40,808	663,954
Shares repurchased	(212,211)	(3,416,180)	(346,297)	(5,635,163)
Net decrease	(31,773)	$(497,116)	(264,829)	$(4,309,059)
Class I
Shares sold	191,447	$3,092,477	300,940	$4,904,049
Shares issued on reinvestment	30,707	496,347	32,706	532,349
Shares repurchased	(257,688)	(4,134,275)	(557,047)	(9,099,045)
Net decrease	(35,534)	$(545,451)	(223,401)	$(3,662,647)

SOCIALLY RESPONSIVE FUND

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	216,123	$3,631,654	213,562	$3,928,615
Shares issued on reinvestment	404,550	6,661,664	481,764	8,117,238
Shares repurchased	(822,813)	(13,864,255)	(762,098)	(13,995,119)
Net decrease	(202,140)	$(3,570,937)	(66,772)	$(1,949,266)
Class B
Shares sold	318	$5,029	2	$44
Shares issued on reinvestment	5,882	94,531	11,242	185,520
Shares repurchased	(63,476)	(1,046,742)	(77,007)	(1,400,959)
Net decrease	(57,276)	$(947,182)	(65,763)	$(1,215,395)
Class C
Shares sold	110,465	$1,877,870	84,472	$1,561,620
Shares issued on reinvestment	38,705	642,915	49,504	838,255
Shares repurchased	(202,717)	(3,433,778)	(134,606)	(2,485,044)
Net decrease	(53,547)	$(912,993)	(630)	$(85,169)
Class I
Shares sold	134,544	$2,270,251	150,305	$2,739,062
Shares issued on reinvestment	20,695	340,331	18,521	311,882
Shares repurchased	(104,058)	(1,755,381)	(72,400)	(1,334,596)
Net increase	51,181	$855,201	96,426	$1,716,348

1919 Funds 2016 Annual Report

Note 8. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	1/31/2017	$0.043353	$0.035928	$0.045410

The Funds has determined that there were no other subsequent events that would need to be disclosed in the financial statements.

Note 9. Accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

1919 Funds 2016 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of 1919 Financial Services Fund,
1919 Maryland Tax-Free Income Fund, and
1919 Socially Responsive Balanced Fund

We have audited the accompanying statements of assets and liabilities of 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund, and 1919 Socially Responsive Balanced Fund, each a series of shares of beneficial interest in Trust for Advised Portfolios (the "Funds"), including the schedules of investments, as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended March 31, 2014 of the 1919 Financial Services Fund were audited by other auditors whose report dated May 14, 2014, expressed an unqualified opinion on such financial statement and financial highlights. The financial highlights for each of the years in the three-year period ended March 31, 2014 of the 1919 Maryland Tax-Free Income Fund were audited by other auditors whose report dated May 15, 2014, expressed an unqualified opinion on such financial statement and financial highlights. The financial highlights for each of the years in the three-year period ended January 31, 2014 of the 1919 Socially Responsive Balanced Fund were audited by other auditors whose report dated March 18, 2014, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund, and 1919 Socially Responsive Balanced Fund as of

1919 Funds 2016 Annual Report

December 31, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

  BBD, LLP

Philadelphia, Pennsylvania
February 28, 2017

1919 Funds 2016 Annual Report

1919 Funds

Other information (unaudited)

December 31, 2016

Proxy Voting

The Funds' proxy voting guidelines and a record of the Predecessor Funds' proxy votes for the 12 months ended June 30, 2016 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

The percentage of the ordinary income distributions paid monthly by the Maryland Tax-Free Income Fund for the year ended December 31, 2016 qualifying as tax-exempt interest dividends for Federal income tax purposes is 97.18%.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income for the year ended December 31, 2016, designated as qualified dividend/net interest income for the Funds is as follows:

Percentage
1919 Financial Services Fund	100.00%
1919 Socially Responsive Balanced Fund	100.00

100% of the ordinary income distributions paid monthly by the 1919 Maryland Tax-Free Income Fund for the year ended December 31, 2016, are Qualified Net Investment Income.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2016, is as follows:

Percentage
1919 Financial Services Fund	100.00%
1919 Maryland Tax-Free Income Fund	0.00
1919 Socially Responsive Balanced Fund	100.00

1919 Funds 2016 Annual Report

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the period ended December 31, 2016, by Funds is as follows:

Percentage
1919 Financial Services Fund	0.00%
1919 Maryland Tax-Free Income Fund	0.00
1919 Socially Responsive Balanced Fund	34.43

1919 Funds 2016 Annual Report

Approval of investment advisory agreement for
1919 Financial Services Fund
1919 Maryland Tax-Free Income Fund
1919 Socially Responsive Balanced Fund (unaudited)

At a meeting held on August 16 and 17, 2016, the Board of Trustees (the "Board") of Trust for Advised Portfolios (the "Trust"), including all Trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), considered and approved the continuance of the investment advisory agreement ("Advisory Agreement") with 1919 Investment Counsel, LLC ("1919" or the "Adviser"), for the 1919 Financial Services Fund, the Maryland Tax-Free Income Fund and the 1919 Socially Responsive Balanced Fund (collectively, the "Funds"). Ahead of the August meeting, the Board received and reviewed substantial information regarding each Fund, the Adviser and the services provided by the Adviser to each Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board's approval of the renewal of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser's specific responsibilities in all aspects of the day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of 1919, including information regarding its compliance program, its chief compliance officer and 1919's compliance record, and its disaster recovery/business continuity plan. The Board also considered the prior relationship between 1919 and the Trust, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss funds' performance, investment outlook as well as various marketing and compliance topics, including the Adviser's risk management process. The Board concluded that 1919 had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

1919 Funds 2016 Annual Report

•  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Funds on both an absolute basis, and in comparison to appropriate securities benchmarks.

o  For the 1919 Financial Services Fund, the Board considered that on an annualized basis since inception, the Fund had outperformed relative to its peer group, the Fund's benchmark index, and further, that the Fund had achieved more than ten calendar years of performance results.

o  For the 1919 Maryland Tax-Free Income Fund, the Board considered that on an annualized basis since inception, the Fund had slightly underperformed relative to its peer group, the Fund's benchmark index, and further, that the Fund had achieved over ten years of performance results. The Trustees considered that this benchmark included other states and not just Maryland tax-free income funds.

o  For the 1919 Socially Responsive Balanced Fund performed mostly in line relative to its peer group, underperformed relative to its benchmark index, and further, that the Fund had achieved more than ten calendar years of performance results.

•  The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Funds, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain annual expense caps for each of the Funds' classes.

o  The Board noted that the 1919 Financial Services Fund's advisory fee and net expense ratio were in line with its peer group median and average. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by 1919 were fair and reasonable.

o  The Board noted that the Fund's advisory fee for 1919 Maryland Tax-Free Income Fund was higher and the net expense ratio was lower than its peer group median and average. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by 1919 were fair and reasonable.

o  As for 1919 Socially Responsive Balanced Fund, the Board noted that the Fund's advisory fee and the net expense ratio were higher than its peer group median and average. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by 1919 were fair and reasonable.

•  With respect to the Funds, the Trustees considered 1919's assertion that, based on the asset size of the Funds, economies of scale had not yet been achieved. The Trustees

1919 Funds 2016 Annual Report

Approval of investment advisory agreement for
1919 Financial Services Fund
1919 Maryland Tax-Free Income Fund
1919 Socially Responsive Balanced Fund (unaudited) (cont'd)

concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•  The Trustees considered the profitability of 1919 from managing the Funds. In assessing 1919's profitability, the Trustees reviewed 1919's financial information that was provided in the Board materials and took into account both the direct and indirect benefits to 1919 from managing each of the Funds. The Trustees concluded that 1919's profits from managing the Funds were not excessive and, after a review of the relevant financial information, 1919 appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

1919 Funds 2016 Annual Report

Trustee and officer information

December 31, 2016

Independent Trustees3:

John Chrystal
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1958
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J.
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1943
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.

Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None
David S. Krause
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1954
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

1919 Funds 2016 Annual Report

Trustee and officer information (cont'd)

December 31, 2016

Independent Trustees3 cont'd

Harry E. Resis
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1945
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2012
Principal occupation(s) during past 5 years	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

Interested Trustee:

Ian Martin
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1968
Position(s) held with Trust	Trustee[4]
Term of office[1] and length of time served	Since 2013
Principal occupation(s) during past 5 years	Executive Vice President, U.S. Bancorp Fund Services, LLC
Number of portfolios in fund complex overseen by Trustee	1
Other Directorships held during past 5 years by Trustee[2]	None

Officers:

Christopher E. Kashmerick
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1974
Position(s) held with Trust	President and Principal Executive Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Vice President, Huntington Asset Services (2008 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1919 Funds 2016 Annual Report

Officers cont'd

Steven J. Jensen
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1957
Position(s) held with Trust	Vice President, Chief Compliance Officer and AML Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008 – 2011).
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A
Russell B. Simon
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1980
Position(s) held with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1919 Funds 2016 Annual Report

Trustee and officer information (cont'd)

December 31, 2016

Officers cont'd

Eric W. Pinciss, Esq.
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1975
Position(s) held with Trust	Secretary
Term of office[1] and length of time served	Since 2015
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (January 2012 to present); Contract Attorney, various law firms (2009 – 2012)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1  Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

2  "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

3  The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

4  Mr. Martin is an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust's distributor.

The Fund's Statement of Additional Information ("SAI") includes information about the Funds' Trustees and is available without charge, upon request, by calling (844) 886-9704.

1919 Funds 2016 Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2016 Annual Report

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Annual Report

December 31, 2016

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Letter to Shareholders	II
Fund Performance	1
Fund Expenses	3
Fund at a glance	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	21
Other Information	22
Approval of Investment
Advisory Agreement	23
Trustee and Officer Information	25
Privacy Notice	29
Directory of Funds' Service Providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the annual report on the 1919 Variable Socially Responsive Balanced Fund ("the Fund") through December 31, 2016.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Information Technology and Energy sectors and decreased exposure to the Materials and Financials sectors. During the second half of the year we continued to add to our Information Technology exposure. We also increased the Fund's exposure to the Industrials and Real Estate sectors and decreased exposure to the Telecommunication and Utilities sectors.

Throughout the year, we maintained an overweight in the Consumer Discretionary, Industrials and Information Technology sectors and an underweight in the Energy, Telecommunications and Utilities sectors.

In the fixed-income portion of the Fund, we continued to purchase primarily Treasuries and corporates in the 7-10 year range, driven by our pre-election forecast for a flatter curve by year-end. We also took the opportunity to sell 5- and 6-year Treasuries and corporates to reduce the overweight to that area and raise cash to take advantage of any rate backups. Post-election, we believe the curve will steepen and will be shifting to more of a laddered term structure from the previously employed barbell strategy.

In the equity portion of the Fund, our stock selection in the Financials, Consumer Discretionary, Industrials, Materials and Utilities sectors contributed to relative performance in 2015. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting in the Utilities sectors also enhanced results. On an individual stock basis, the largest contributors to performance for the year were UnitedHealth Group, Quanta Services, Discover Financial Services, American Water Works, and SunTrust Banks.

The leading contributor to performance in the fixed-income portion of the Fund was our overweight allocation to corporate bonds, more specifically to the Industrial sector. The other significant contributor to performance was the underweight to Treasuries. On an individual security basis, the largest contributors to return were Federal Home Loan Mortgage Corporation

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report

2.375% 1/22, National Rural Utilities Cooperative Finance Corp. 8.0% 3/1/32, Qualcomm 3.45% 5/25, Petrobras International Finance Co. 3.5% 2/6/17 and Comcast Corporation 5.65% 6/15/35.

In the equity portion of the Fund, our stock selection in the Information Technology, Energy and Consumer Staples sectors detracted from relative results for the year. In terms of sector positioning, our overweighting in the Health Care sector and our underweighting in the Energy and Telecommunication sectors also detracted from performance. On an individual stock basis, the largest detractors from performance were Gilead Sciences, CVS Health, Delta Air Lines, Alexion Pharmaceutical, and LinkedIn.

In the fixed-income portion of the Fund, the leading detractor to performance was our underweight to longer dated maturities in the corporate sector, more specifically to lower rated Industrials. On an individual security basis, the largest detractors from performance were Microsoft Corporation 2.4% 8/8/26, Georgia Power Company (SO) 3.25% 4/1/26, Federal National Mortgage Association 6.25% 5/15/29, Gilead Sciences Inc. 4.6% 9/1/35, and Starbucks Corporation 2.45% 6/15/26.

Thank you for your investment in the 1919 Variable Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of December 31, 2016 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. In addition to normal risks associated with investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence,

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report

Letter to Shareholders (cont'd)

which may have a materially adverse effect on the sector. Additionally, a Fund's performance will be influenced by political, social and economic factors affecting any investments in companies in foreign countries. The securities of small and mid-sized companies tend to be more volatile than those of larger companies. A Fund's use of derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by a Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Also, if a Fund uses a social awareness criterion, there may be a smaller universe of investments. Please see the Fund's prospectus for a more complete discussion of applicable risks, and the Fund's investment strategies.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report

Fund performance (unaudited)

Hypothetical comparison of Change in Value of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund over ten years. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Total Returns as of December 31, 2016

	1 Year	5 Years*	10 Years*
1919 Variable Socially Responsive Balanced Fund	6.23%	8.45%	5.53%
S&P 500 TR(i)	11.96	14.66	6.95
Barclays U.S. Aggregate Index(ii)	2.65	2.23	4.34
Blended S&P 500 Index (70%) Barclays U.S. Aggregate Index (30%)(iii)	9.23	10.93	6.43

*  Average annualized returns

As of the Fund's current prospectus dated April 30, 2016, the gross total and net annual operating expense ratios were 1.23% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Variable Social Awareness Portfolio.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
1

Fund performance (unaudited) (cont'd)

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2017.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
2

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2016 and held for the six months ended December 31, 2016.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
3.94%	$1,000.00	$1,039.40	0.89%	$4.56

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.51%	$1,000.00	$1,020.66	0.89%	$4.52

1  For the six months ended December 31, 2016.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of December 31, 2016 and December 31, 2015. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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Schedule of investments

December 31, 2016

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 69.6%
Consumer Discretionary — 9.0%
Amazon.com, Inc.	310	$232,460	*
BorgWarner Inc.	12,700	500,888
Home Depot Inc/The	2,860	383,469
O'Reilly Automotive Inc.	2,010	559,604	*
Time Warner Inc.	2,850	275,111
TJX Cos Inc.	4,010	301,271
VF Corp.	5,590	298,227
Whirlpool Corp.	2,820	512,591
Yum! Brands Inc.	5,400	341,982
Total Consumer Discretionary		3,405,603
Consumer Staples — 6.6%
Costco Wholesale Corp.	3,860	618,025
CVS Health Corp.	6,290	496,344
Estee Lauder Cos. Inc., Class A Shares	7,080	541,549
General Mills Inc.	5,095	314,718
PepsiCo Inc.	5,145	538,321
Total Consumer Staples		2,508,957
Energy — 4.9%
FMC Technologies Inc.	3,670	130,395	*
National Oilwell Varco Inc.	2,980	111,571
Noble Energy Inc.	11,820	449,869
Occidental Petroleum Corp.	6,850	487,926
Royal Dutch Shell PLC	7,907	430,002
Schlumberger Ltd	3,020	253,529
Total Energy		1,863,292
Financials — 11.0%
Crown Castle International Corp.	2,960	256,839
Discover Financial Services	11,590	835,523
Invesco Ltd.	17,780	539,445
JPMorgan Chase & Co.	7,090	611,796
Prologis Inc.	5,250	277,148
Simon Property Group LP	1,290	229,194
SunTrust Banks Inc.	12,300	674,655
Texas Capital Bancshares Inc.	2,640	206,976	*
U.S. Bancorp	10,760	552,741
Total Financials		4,184,317
Health Care — 10.5%
Alexion Pharmaceuticals Inc.	1,580	193,313	*
Boston Scientific Corp.	11,540	249,610	*
Celgene Corp.	3,900	451,425	*

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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Schedule of investments (cont'd)

December 31, 2016

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Health Care — continued
Chubb Limited	4,330	$572,080
CR Bard Inc.	2,720	611,075
Gilead Sciences Inc.	3,280	234,881
Regeneron Pharmaceuticals Inc.	520	190,887	*
Shire PLC, ADR	1,870	318,611
Thermo Fisher Scientific Inc.	2,630	371,093
UnitedHealth Group Inc.	4,860	777,794
Total Health Care		3,970,769
Industrials — 8.8%
Danaher Corp.	6,040	470,154
Delta Air Lines Inc.	3,490	171,673
Fortive Corp.	9,010	483,206
HD Supply Holdings Inc.	11,690	496,942	*
Illinois Tool Works Inc.	4,450	544,947
Quanta Services Inc.	16,750	583,738	*
Union Pacific Corp.	5,730	594,086
Total Industrials		3,344,746
Information Technology — 14.8%
Alliance Data Systems Corp.	1,240	283,340
Alphabet Inc., Class A Shares	1,160	919,242	*
Analog Devices Inc.	4,180	303,552
Apple Inc.	7,440	861,701
Broadcom Ltd	1,520	268,690
Cisco Systems Inc.	9,600	290,112
Cognizant Technology Solutions Corp., Class A Shares	4,240	237,567	*
eBay Inc.	10,880	323,027	*
Facebook Inc.	4,140	476,307	*
Intuit Inc.	1,700	194,837
Microsoft Corp.	7,420	461,079
PayPal Holdings Inc.	12,080	476,798	*
Visa Inc., Class A Shares	6,680	521,174
Total Information Technology		5,617,426
Materials — 1.6%
Air Products & Chemicals Inc.	4,105	590,381
Total Materials		590,381
Telecommunication Services — 0.8%
AT&T Inc.	7,070	300,687
Total Telecommunication Services		300,687
Utilities — 1.6%
American Water Works Co. Inc.	8,120	587,563
Total Utilities		587,563
Total Common Stocks (Cost — $19,482,936)		26,373,741

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	$46,886	$48,779
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	12,657	13,330
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	16,607	16,790
Total Collateralized Mortgage Obligations (Cost — $79,342)				78,899
Corporate Bonds — 18.8%
Consumer Discretionary — 2.0%
Comcast Corp.	3.375%	2/15/25	70,000	70,811
Comcast Corp.	5.650%	6/15/35	200,000	239,463
Ford Motor Co.	4.346%	12/8/26	145,000	146,810
Ford Motor Credit Co LLC	8.125%	1/15/20	195,000	225,024
Starbucks Corp.	2.450%	6/15/26	65,000	62,110
Total Consumer Discretionary				744,218
Consumer Staples — 1.3%
CVS Health Corp.	3.875%	7/20/25	95,000	98,175
PepsiCo Inc.	5.000%	6/1/18	245,000	257,346
PepsiCo Inc.	3.100%	7/17/22	135,000	138,791
Total Consumer Staples				494,312
Energy — 0.7%
ONEOK Partners LP	2.000%	10/1/17	50,000	50,147
Shell International Finance BV	1.303%	9/12/19	110,000	110,076	(a)
Statoil ASA	5.250%	4/15/19	110,000	118,146
Total Energy				278,369
Financials — 7.8%
Aflac Inc.	4.000%	2/15/22	130,000	137,578
Bank of America Corp.	4.183%	11/25/27	165,000	165,437
Bank of Montreal	1.400%	9/11/17	75,000	75,011
Bank of Nova Scotia	2.050%	10/30/18	125,000	125,536
BlackRock Inc.	4.250%	5/24/21	125,000	134,598
Citigroup Inc.	2.074%	8/2/21	150,000	151,706	(a)
Citigroup Inc.	5.500%	9/13/25	110,000	121,102
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	150,000	161,284
Goldman Sachs Group Inc.	2.006%	11/15/18	150,000	151,468	(a)
Goldman Sachs Group Inc.	2.241%	11/15/21	120,000	120,716	(a)
Hospitality Properties Trust	4.650%	3/15/24	100,000	99,819
Intercontinental Exchange Inc.	4.000%	10/15/23	125,000	131,111
JPMorgan Chase & Co.	6.000%	1/15/18	75,000	78,246
JPMorgan Chase & Co.	3.900%	7/15/25	55,000	56,615
Morgan Stanley	2.200%	12/7/18	150,000	150,623

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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Schedule of investments (cont'd)

December 31, 2016

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
Morgan Stanley	5.000%	11/24/25	$70,000	$74,915
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	200,000	284,005
Simon Property Group LP	4.125%	12/1/21	85,000	90,766
State Street Corp.	3.700%	11/20/23	65,000	67,731
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	126,645
Toronto-Dominion Bank/The	1.450%	9/6/18	125,000	124,423
Toronto-Dominion Bank/The	1.450%	8/13/19	220,000	216,921
Wells Fargo & Co.	4.600%	4/1/21	100,000	107,516
Total Financials				2,953,772
Health Care — 1.2%
Gilead Sciences Inc.	4.500%	4/1/21	125,000	134,745
Gilead Sciences Inc.	4.600%	9/1/35	100,000	103,911
Medtronic Inc.	4.125%	3/15/21	200,000	212,414
Total Health Care				451,070
Industrials — 0.1%
Flowserve Corp.	4.000%	11/15/23	50,000	50,700
Total Industrials				50,700
Information Technology — 3.8%
Altera Corp.	2.500%	11/15/18	75,000	76,316
Apple Inc.	2.850%	2/23/23	185,000	186,306
Cisco Systems Inc.	2.125%	3/1/19	125,000	126,687
eBay Inc.	2.500%	3/9/18	55,000	55,499
Intel Corp.	1.350%	12/15/17	125,000	125,205
Intel Corp.	3.700%	7/29/25	100,000	105,589
Microsoft Corp.	3.125%	11/3/25	125,000	126,538
Microsoft Corp.	2.400%	8/8/26	140,000	132,426
Microsoft Corp.	4.200%	11/3/35	125,000	131,792
QUALCOMM Inc.	3.450%	5/20/25	215,000	218,999
Texas Instruments Inc.	1.650%	8/3/19	150,000	149,720
Total Information Technology				1,435,077
Materials — 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200,000	220,830
Total Materials				220,830
Telecommunication Services — 0.6%
AT&T Inc.	4.450%	4/1/24	150,000	156,600
Verizon Communications Inc.	2.709%	9/14/18	55,000	56,241	(a)
Total Telecommunication Services				212,841
Utilities — 0.7%
Georgia Power Co.	3.250%	4/1/26	100,000	100,612
Southern Power Co.	1.950%	12/15/19	170,000	168,695
Total Utilities				269,307
Total Corporate Bonds (Cost — $6,915,790)				7,110,496

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — 0.9%
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/18	$11,057	$11,321
Pool 896885	6.000%	6/1/22	6,957	7,414
Pool 995262	5.500%	1/1/24	29,020	31,264
Pool 891596	5.500%	6/1/36	36,788	41,092
Pool 900936	6.500%	2/1/37	2,976	3,368
Pool 946594	6.000%	9/1/37	38,641	43,756
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	62,272	64,595
Gold Pool A35826	5.000%	7/1/35	43,836	47,971
Gold Pool A49479	5.000%	6/1/36	36,002	39,392
Gold Pool A65694	6.000%	9/1/37	37,317	42,536
Total Mortgage Backed Securities (Cost — $303,886)				332,709
U.S. Government & Agency Obligations — 6.9%
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	120,000	126,454
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	75,000	74,591
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	35,000	48,443
Federal National Mortgage Association (FNMA)	1.150%	12/12/18	150,000	149,625
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	40,000	53,094
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	508,501
United States Treasury Bonds	7.875%	2/15/21	140,000	173,729
United States Treasury Bonds	7.250%	8/15/22	150,000	191,385
United States Treasury Bonds	7.500%	11/15/24	210,000	289,025
United States Treasury Bonds	6.875%	8/15/25	50,000	67,663
United States Treasury Bonds	6.750%	8/15/26	30,000	41,089
United States Treasury Bonds	3.500%	2/15/39	176,000	192,538
United States Treasury Bonds	4.375%	11/15/39	242,000	298,827
United States Treasury Notes	3.625%	8/15/19	190,000	201,166
United States Treasury Notes	2.625%	8/15/20	200,000	206,832
Total U.S. Government & Agency Obligations (Cost — $2,419,650)				2,622,962
			Shares
Short-Term Investment — 3.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.392%(b)			1,321,571	1,321,571
Total Short-Term Investment (Cost — $1,321,571)				1,321,571
Total Investments — 99.9% (Cost — $30,523,175)				37,840,378
Other Assets in Excess of Liabilities — 0.1%				46,336
Total Net Assets — 100.0%				$37,886,714

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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Schedule of investments (cont'd)

December 31, 2016

1919 Variable Socially Responsive Balanced Fund

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

(b)  The rate disclosed is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

ADR  — American Depositary Receipts

PLC  — Public Limited Company

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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Statement of assets and liabilities

December 31, 2016

Assets:
Investments in securities at value (cost $30,523,175)	$37,840,378
Cash	1,550
Dividends and interest receivable	119,908
Prepaid expenses	647
Total assets	37,962,483
Liabilities:
Payable for Fund shares repurchased	331
Investment management fees payable	9,943
Accrued other expenses	65,495
Total liabilities	75,769
Net Assets	$37,886,714
Components of Net Assets:
Paid-in capital	$30,176,673
Accumulated net investment income	42,713
Accumulated net realized gain on investments	350,125
Net unrealized appreciation on investments	7,317,203
Net Assets	$37,886,714
Total Fund:
Net Assets	$37,886,714
Shares Issued and Outstanding (unlimited shares authorized, $0.01 par value)	1,461,004
Net Asset Value, Redemption Price and Offering Price Per Share	$25.93

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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Statement of operations

For the Year Ended December 31, 2016

Investment Income:
Dividend income (Net of foreign tax of $2,029)	$416,384
Interest income	331,463
Total Investment Income	747,847
Expenses:
Advisory fees (Note 3)	251,954
Transfer agent fees and expenses	91,436
Administration and fund accounting fees	75,503
Shareholder reporting fees	20,251
Audit fees	17,000
Legal fees	11,628
Trustees' fees	10,155
Compliance Fee	6,164
Insurance fees	3,992
Custody fees	3,894
Miscellaneous	3,892
Total Expenses	495,869
Expenses waived by the Adviser	(150,885)
Net Expenses	344,984
Net Investment Income	402,863
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	2,110,383
Net change in unrealized appreciation/depreciation on investments	(193,441)
Net Realized and Unrealized Gain on Investments	1,916,942
Net Increase in Net Assets Resulting from Operations	$2,319,805

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
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Statements of changes in net assets

For the Year Ended December 31,	2016	2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$402,863	$445,497
Net realized gain on investments	2,110,383	4,208,586
Net change in unrealized appreciation/depreciation on investments	(193,441)	(5,393,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,319,805	(739,028)
Distributions to shareholders:
Net investment income	(353,694)	(531,678)
Net realized gains	(2,364,746)	(3,573,991)
Total Distributions to Shareholders	(2,718,440)	(4,105,669)
Capital Transactions:
Net proceeds from shares sold	179,707	1,484,770
Reinvestment of distributions	2,718,440	4,105,669
Cost of shares repurchased	(4,921,525)	(7,892,869)
Net Decrease in Net Assets from Capital Transactions	(2,023,378)	(2,302,430)
Total Decrease in Net Assets	(2,422,013)	(7,147,127)
Net Assets:
Beginning of period	40,308,727	47,455,854
End of period	$37,886,714	$40,308,727
Accumulated net investment income (loss)	$42,713	$(22,658)
Capital Share Transactions:
Shares sold	6,657	49,466
Shares reinvested	104,595	155,283
Shares repurchased	(183,528)	(265,938)
Net Decrease in Shares Outstanding	(72,276)	(61,189)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
13

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$26.29	$29.76	$30.96	$26.30	$24.11
Income (loss) from investment operations:
Net investment income[1]	0.28	0.29	0.27	0.27	0.30
Net realized and unrealized gain (loss) on investments	1.36	(0.78)	2.64	4.64	2.28
Total income (loss) from investment operations	1.64	(0.49)	2.91	4.91	2.58
Less distributions:
From net investment income	(0.26)	(0.39)	(0.28)	(0.25)	(0.39)
From net realized gain on investments	(1.74)	(2.59)	(3.83)	—	—
Total Distributions	(2.00)	(2.98)	(4.11)	(0.25)	(0.39)
Net Asset Value, End of Year	$25.93	$26.29	$29.76	$30.96	$26.30
Total Return[2]	6.23%	(1.71)%	9.30%	18.71%	10.71%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$37,887	$40,309	$47,456	$48,737	$46,323
Ratios to average net assets
Gross expenses	1.28%	1.23%	0.94%	0.89%	0.93%
Net Expenses[3]	0.89[5]	0.89[5]	0.92[4,5]	0.89[4]	0.93[4]
Net investment income	1.04	0.99	0.85	0.95	1.16
Portfolio turnover rate	31%	27%	26%	25%	21%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees' consent. See Note 3.

4  The impact of compensating balance arrangements, if any, was less than 0.01%.

5  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
14

Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund was converted to the Trust on November 10, 2014, and was previously organized under the Legg Mason Partners Variable Equity Trust as the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "Predecessor Fund").

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
15

Notes to financial statements (cont'd)

1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$26,373,741	$—	$—	$26,373,741
Collateralized Mortgage Obligations	—	78,899	—	78,899
Corporate Bonds	—	7,110,496	—	7,110,496
Mortgage Backed Securities	—	332,709	—	332,709
U.S. Government & Agency Obligations	—	2,622,962	—	2,622,962
Total long-term investments	$26,373,741	$10,145,066	$—	$36,518,807
Short-term investment	$1,321,571	$—	$—	$1,321,571
Total investments	$27,695,312	$10,145,066	$—	$37,840,378

*  See Schedule of Investments for additional detailed categorizations.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at period end. There were no level 3 securities held at period end.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
16

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
17

Notes to financial statements (cont'd)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees was paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel and served as sub-advisor to the Predecessor Fund. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Fund, and Western Asset Management managed the Predecessor Fund's cash and short-term investments. Prior to the reorganization, the investment management fee paid was 0.71% of the Predecessor Fund's net assets. See Note 1.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
18

Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to December 31, 2017, without the Board of Trustees' consent. Prior to the conversion, the Predecessor Fund limited its operating expenses to 1.00% of average net assets.

For the year ended December 31, 2016, the Adviser waived $150,885. Effective January 1, 2017, the Adviser is permitted to recapture amounts waived or reimbursed to the fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the lesser of the established cap on expenses for that year or the cap in place when the waiver is incurred.

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. The Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

U.S. Bank, N.A., serves as the Fund's custodian, and Quasar Distributors, LLC, an affiliate of USBFS, serves as the Fund's distributor and principal underwriter.

Note 4. Investment transactions

During the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$11,597,776	$149,780
Sales	15,066,112	1,326,007

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
19

Notes to financial statements (cont'd)

Note 5. Income tax information and distributions to shareholders

At December 31, 2016, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$30,550,227
Gross tax unrealized appreciation	8,086,988
Gross tax unrealized depreciation	(796,837)
Net tax unrealized appreciation on investments	7,290,151
Undistributed ordinary income	69,428
Undistributed long-term capital gains	377,177
Other accumulated earnings	(26,715)
Total accumulated earnings	$7,710,041

As of December 31, 2016, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015, was as follows:

	Year Ended December 31, 2016	Year Ended December 31, 2015
Distribution Paid From:
Ordinary Income	$527,039	$578,093
Net Long Term Capital Gains	2,191,401	3,527,576

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, and reclassifications of paydown losses on mortgage and asset-backed securities. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, the following table shows the reclassifications made:

	Paid-In-Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain on Investments
1919 Variable Socially Responsive Balanced Fund	—	$16,202	$(16,202)

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
20

Report of independent registered public accounting firm

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of 1919 Variable Socially Responsive Fund

We have audited the accompanying statement of assets and liabilities of 1919 Variable Socially Responsive Balanced Fund, a series of shares of beneficial interest in Trust for Advised Portfolios, (the "Fund") including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended December 31, 2013 were audited by other auditors whose report is dated February 14, 2014 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 1919 Variable Socially Responsive Balanced Fund as of December 31, 2016, and the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

  BBD, LLP

Philadelphia, Pennsylvania
February 9, 2017

1919 Variable Socially Responsive Balanced Fund 2016 Annual Report
21

Other Information (unaudited)

December 31, 2016

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the 12 months ended June 30, 2015 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the period ended December 31, 2016 was 32.89%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2016, was 66.56%.

1919 Variable Socially Responsive Balanced Fund
22

Approval of Investment Advisory Agreement for the
1919 Variable Socially Responsive Balanced Fund
(unaudited)

At a meeting held on August 16 and 17, 2016, the Board of Trustees (the "Board") of Trust for Advised Portfolios (the "Trust"), including all Trustees who are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), considered and approved the continuance of the investment advisory agreement ("Advisory Agreement") with 1919 Investment Counsel, LLC ("1919" or the "Adviser"), for the 1919 Variable Socially Responsive Balanced Fund (the "Fund"). Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board's approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser's specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of 1919, including information regarding its compliance program, its chief compliance officer and 1919's compliance record, and its disaster recovery/business continuity plan. The Board also considered the prior relationship between 1919 and the Trust, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Adviser's risk management process. The Board concluded that 1919 had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

•  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks. With respect to the Fund, the Board considered that on an annualized basis since inception, the Fund had slightly underperformed

1919 Variable Socially Responsive Balanced Fund
23

Approval of Investment Advisory Agreement for the
1919 Variable Socially Responsive Balanced Fund
(unaudited) (cont'd)

relative to its peer group, the Fund's benchmark index, and further, that the Fund had achieved more than ten calendar years of performance results.

•  The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for the Fund. The Board noted that the Fund's advisory fee was in line with and the net expense ratio was higher than its peer group median and average. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by 1919 were fair and reasonable.

•  With respect to the Fund, the Trustees considered 1919's assertion that, based on the asset size of the Fund, economies of scale had not yet been achieved. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•  The Trustees considered the profitability of 1919 from managing the Fund. In assessing 1919's profitability, the Trustees reviewed 1919's financial information that was provided in the Board materials and took into account both the direct and indirect benefits to 1919 from managing the Fund. The Trustees concluded that 1919's profits from managing the Fund were not excessive and, after a review of the relevant financial information, 1919 appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

1919 Variable Socially Responsive Balanced Fund
24

Trustee and Officer Information (unaudited)

December 31, 2016

Independent Trustees3:

John Chrystal
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1958
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.

Number of portfolios in fund complex overseen by Trustee	4
Other Directorships held during past 5 years by Trustee[2]	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J.
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1943
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years

Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.

Number of portfolios in fund complex overseen by Trustee	4
Other Directorships held during past 5 years by Trustee[2]	None
David S. Krause
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1954
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2011
Principal occupation(s) during past 5 years	Director of the Applied Investment Management program and Adjunct Assistant Professor of Finance at Marquette University.
Number of portfolios in fund complex overseen by Trustee	4
Other Directorships held during past 5 years by Trustee[2]	None

1919 Variable Socially Responsive Balanced Fund
25

Trustee and Officer Information (unaudited) (cont'd)

December 31, 2016

Independent Trustees3 cont'd

Harry E. Resis
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1945
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2012
Principal occupation(s) during past 5 years	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.
Number of portfolios in fund complex overseen by Trustee	4
Other Directorships held during past 5 years by Trustee[2]	None

Interested Trustee:

Ian Martin
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1968
Position(s) held with Trust	Trustee[4]
Term of office[1] and length of time served	Since 2013
Principal occupation(s) during past 5 years	Executive Vice President, U.S. Bancorp Fund Services, LLC
Number of portfolios in fund complex overseen by Trustee	4
Other Directorships held during past 5 years by Trustee[2]	None

Officers:

Christopher E. Kashmerick
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1974
Position(s) held with Trust	President and Principal Executive Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Vice President, Huntington Asset Services (2008 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1919 Variable Socially Responsive Balanced Fund
26

Officers cont'd

Steven J. Jensen
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1957
Position(s) held with Trust	Vice President, Chief Compliance Officer and AML Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	U.S. Bancorp Fund Services, LLC, (2011 to present); Field Finance Manager, Johnson Controls, Inc. (2008 – 2011).
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A
Russell B. Simon
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1980
Position(s) held with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served	Since 2014
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present); Senior Fund Administrator, Huntington Asset Services (2002 – 2011)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1919 Variable Socially Responsive Balanced Fund
27

Trustee and Officer Information (unaudited) (cont'd)

December 31, 2016

Officers cont'd

Eric W. Pinciss, Esq.
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1975
Position(s) held with Trust	Secretary
Term of office[1] and length of time served	Since 2015
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (January 2012 to present); Contract Attorney, various law firms (2009 – 2012)
Number of portfolios in fund complex overseen by Trustee	N/A
Other Directorships held during past 5 years by Trustee[2]	N/A

1  Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

2  "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

3  The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

4  Mr. Martin is an "interested person" of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust's distributor.

The Fund's Statement of Additional Information ("SAI") includes information about the Funds' Trustees and is available without charge, upon request, by calling (844) 886-9704.

1919 Variable Socially Responsive Balanced Fund
28

Privacy Notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Variable Socially Responsive Balanced Fund
29

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1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, David S. Krause and Harry E. Resis are the “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

1919 Financial Services Fund

	FYE 12/31/2016	FYE 12/31/2015
Audit Fees	$12,000	$12,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

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1919 Maryland Tax-Free Income Fund

	FYE 12/31/2016	FYE 12/31/2015
Audit Fees	$17,000	$17,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

1919 Socially Responsive Balanced Fund

	FYE 12/31/2016	FYE 12/31/2015
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

1919 Variable Socially Responsive Balanced Fund

	FYE 12/31/2016	FYE 12/31/2015
Audit Fees	$14,000	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

*Audit and tax fees are an approximate based on prior regulatory filing.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1919 Financial Services Fund

	FYE 12/31/2016	FYE 12/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Maryland Tax-Free Income Fund

	FYE 12/31/2016	FYE 12/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Socially Responsive Balanced Fund

	FYE 12/31/2016	FYE 12/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

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1919 Variable Socially Responsive Balanced Fund

	FYE 12/31/2016	FYE 12/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

1919 Financial Services Fund

Non-Audit Related Fees	FYE 12/31/2016	FYE 12/31/2015
Registrant	$3,000	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Maryland Tax-Free Income Fund

Non-Audit Related Fees	FYE 12/31/2016	FYE 12/31/2015
Registrant	$3,000	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Socially Responsive Balanced Fund

Non-Audit Related Fees	FYE 12/31/2016	FYE 12/31/2015
Registrant	$3,000	N/A
Registrant’s Investment Adviser	N/A	N/A

1919 Variable Socially Responsive Balanced Fund

Non-Audit Related Fees	FYE 12/31/2016	FYE 12/31/2015
Registrant	$3,000	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

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Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

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Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	3/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	3/8/17

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	3/8/17

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